         As filed with the Securities and Exchange Commission on April 14, 1999.
                                                              File No. 333-36349


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                        POST-EFFECTIVE AMENDMENT NO. 4 TO
                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.     Exact name of trust:  Separate Account Five

B.     Name of depositor:  Hartford Life and Annuity Insurance Company

C.     Complete address of depositor's principal executive offices:

       P.O. Box 2999
       Hartford, CT  06104-2999

D.     Name and complete address of agent for service:

       Marianne O'Doherty, Esq.
       Hartford Life Insurance Companies
       P.O. Box 2999
       Hartford, CT  06104-2999

       It is proposed that this filing will become effective:

               immediately upon filing pursuant to paragraph (b) of Rule 485
       -----
          X    on May 3, 1999 pursuant to paragraph (b) of Rule 485
       -----
               60 days after filing pursuant to paragraph (a)(1) of Rule 485
       -----
               on         , 1999 pursuant to paragraph (a)(1) of Rule 485 this
       -----   post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.       Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

                         RECONCILIATION AND TIE BETWEEN
                           FORM N-8B-2 AND PROSPECTUS

Item No. of Form N-8B-2                Caption In Prospectus
-----------------------                ---------------------
         1.                 Cover Page
         2.                 Cover Page
         3.                 Not Applicable
         4.                 Statement of Additional Information - Distribution of
                            the Policies
         5.                 About Us - Separate Account Five
         6.                 About Us - Separate Account Five
         7.                 Not required by Form S-6
         8.                 Not required by Form S-6
         9.                 Legal Proceedings
         10.                About Us - Separate Account Funds; The Funds
         11.                About Us - Separate Account Funds; The Funds
         12.                About Us - The Funds
         13.                Fee Table;  Charges and Deductions
         14.                Premiums
         15.                Premiums
         16.                Premiums
         17.                Making Withdrawals From Your Policy
         18.                About Us - The Funds; Charges and Deductions
         19.                Your Policy - Policy Rights
         20.                Not Applicable
         21.                Loans
         22.                Not Applicable
         23.                Not Applicable
         24.                Not Applicable
         25.                About Us - Hartford Life and Annuity Insurance Company
         26.                Not Applicable
         27.                About Us - Hartford Life and Annuity Insurance Company
         28.                Statement of Additional Information - General
                            Information and History
         29.                About Us - Hartford Life and Annuity Insurance Company
         30.                Not Applicable
         31.                Not Applicable

Item No. of Form N-8B-2                Caption In Prospectus
-----------------------                ---------------------
         32.                Not Applicable
         33.                Not Applicable
         34.                Not Applicable
         35.                Statement of Additional Information - Distribution of
                            the Policies
         36.                Not required by Form S-6
         37.                Not Applicable
         38.                Statement of Additional Information - Distribution of
                            the Policies
         39.                Statement of Additional Information - Distribution of
                            the Policies
         40.                Not Applicable
         41.                Statement of Additional Information - Distribution of
                            the Policies
         42.                Not Applicable
         43.                Not Applicable
         44.                Premiums
         45.                Not Applicable
         46.                Premiums; Making Withdrawals From Your Policy
         47.                About Us - The Funds
         48.                Cover Page; About Us - Hartford Life and Annuity
                            Insurance Company
         49.                Not Applicable
         50.                About Us - Separate Account Five
         51.                Not Applicable
         52.                About Us - The Funds
         53.                Federal Tax Considerations
         54.                Not Applicable
         55.                Not Applicable
         56.                Not Required by Form S-6
         57.                Not Required by Form S-6
         58.                Not Required by Form S-6
         59.                Not Required by Form S-6

                            DIRECTOR LIFE SERIES II
                            MODIFIED SINGLE PREMIUM
                       VARIABLE LIFE INSURANCE POLICIES
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                       HARTFORD, CONNECTICUT 06104-2999
[LOGO]                     Telephone: 1-800-231-5453

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


This Prospectus describes information you should know before you purchase Series II of Director Life. Please read it carefully.



Director Life Series II is a modified single premium variable life insurance policy. It is:



X Modified single premium, because you make one single premium payment, and under certain limited circumstances, you may make additional premium payments.



X Variable, because the value of your life insurance policy will fluctuate with the performance of the underlying funds.



At purchase, you allocate your payments to "Sub-Accounts" or subdivisions of our Separate Account, an account that keeps your life insurance policy assets separate from our company assets. These Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This life insurance policy offers you funds with investment strategies ranging from conservative to aggressive and you may pick those funds that meet your investment style.



The following Sub-Accounts are available under the Policy:



                SUB-ACCOUNT                                           PURCHASES SHARES OF:
--------------------------------------------       ----------------------------------------------------------
Advisers Sub-Account                          --   Class IA of Hartford Advisers HLS Fund, Inc.
Bond Sub-Account                              --   Class IA of Hartford Bond HLS Fund, Inc.
Capital Appreciation Sub-Account              --   Class IA of Hartford Capital Appreciation HLS Fund, Inc.
Dividend and Growth Sub-Account               --   Class IA of Hartford Dividend and Growth HLS Fund, Inc.
Global Leaders Sub-Account                    --   Class IA of Hartford Global Leaders HLS Fund of Hartford
                                                   Series Fund
Growth and Income Sub-Account                 --   Class IA of Hartford Growth and Income HLS Fund of
                                                   Hartford Series Fund
High Yield Sub-Account                        --   Class IA of Hartford High Yield HLS Fund of Hartford
                                                   Series Fund
Index Sub-Account                             --   Class IA of Hartford Index HLS Fund, Inc.
International Advisers Sub-Account            --   Class IA of Hartford International Advisers HLS Fund, Inc.
International Opportunities Sub-Account       --   Class IA of Hartford International Opportunities HLS Fund,
                                                   Inc.
MidCap Sub-Account                            --   Class IA of Hartford MidCap HLS Fund, Inc.
Mortgage Securities Sub-Account               --   Class IA of Hartford Mortgage Securities HLS Fund, Inc.
Money Market Sub-Account                      --   Class IA of Hartford Money Market HLS Fund, Inc.
Small Company Sub-Account                     --   Class IA of Hartford Small Company HLS Fund, Inc.
Stock Sub-Account                             --   Class IA of Hartford Stock HLS Fund, Inc.



If you decide to buy this life insurance policy, you should keep this prospectus for your records. Although we file the Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission ("SEC") does these things may be guilty of a criminal offense.



You can call us at 1-800-231-5453 to ask us questions, or to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission.



We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings, including this prospectus, are also available to the public at the SEC's web site at http://www.sec.gov.



This life insurance policy IS NOT:



 -  a bank deposit or obligation


 -  federally insured


 -  endorsed by any bank or governmental agency


 -  available for sale in all states

--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 3, 1999

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                               TABLE OF CONTENTS



                                                                         PAGE
                                                                         ----
 SUMMARY OF BENEFITS AND RISKS.........................................    3
 FEE TABLE.............................................................    4
 ABOUT US..............................................................    6
   Hartford Life and Annuity Insurance Company.........................    6
   Separate Account Five...............................................    6
   The Funds...........................................................    6
 CHARGES AND DEDUCTIONS................................................    8
 YOUR POLICY...........................................................   10
 PREMIUMS..............................................................   11
 DEATH BENEFITS AND POLICY VALUES......................................   13
 MAKING WITHDRAWALS FROM YOUR POLICY...................................   14
 LOANS.................................................................   15
 LAPSE AND REINSTATEMENT...............................................   16
 FEDERAL TAX CONSIDERATIONS............................................   16
 LEGAL PROCEEDINGS.....................................................   19
 OTHER MATTERS.........................................................   19
 GLOSSARY OF SPECIAL TERMS.............................................   21

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------


                              SUMMARY OF BENEFITS
                                   AND RISKS



                            BENEFITS OF YOUR POLICY



    FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose your premium payment, settlement options and investment options.



    RIGHT TO EXAMINE -- For a limited time, usually 10 days after you receive your life insurance policy, you may cancel it without paying a surrender charge. A longer period maybe provided in certain states.



    CASH VALUES -- Your policy has a cash value. The value of your policy will fluctuate with the performance of the underlying funds.



    DEATH BENEFIT -- You designate a beneficiary who will receive the Death Benefit if you die while the policy is in force. The policy pays a minimum Death Benefit, called the "Face Amount." The actual Death Benefit may be larger than the Face Amount if the underlying funds of the policy perform well.



    INVESTMENT OPTIONS -- Your policy offers a choice of investment options. You may transfer money among your investment options, subject to the restrictions described in this prospectus and the funds' prospectuses.



    SURRENDERS -- At any time, you may surrender all or part of your policy. Each year you may surrender the greater of up to 10% of your premium payments or 100% of your Account Value minus premiums paid without being charged a surrender charge. (See "Risks of Your Policy" below)



    LOANS -- You can take a loan on the policy. Your policy provides for two types of cash loans. Your policy secures the loans. Loans may not exceed 90% of the policy's cash value.



    SETTLEMENT OPTIONS -- You may choose to receive surrender or death benefit proceeds over a period of time by using one of our settlement options.



                    WHAT DOES YOUR PREMIUM PAYMENT PAY FOR?



    Your premium payment pays for insurance coverage, it acts as an investment in the Sub-Accounts, and it pays for sales charges, premium taxes and administrative fees.



                              RISKS OF YOUR POLICY



    INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of its underlying funds. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed.



    UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need your premium payment in a short time.



    RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes so low that it cannot support the policy's monthly charges and fees. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.



    LOANS -- Taking a loan from your policy may increase the risk that your policy will terminate, may have a permanent effect on the policy's Account Value, and may reduce the death benefit proceeds.



    SURRENDER AND PARTIAL SURRENDERS -- You may have to pay tax on the money you take out and, if you take money out before you are 59 1/2 you may have to pay a federal income tax penalty.



    TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and to limit the number and frequency of transfers among your investment options.



    ADVERSE TAX CONSEQUENCES -- Under current tax law, your Beneficiaries will receive the Death Benefit free of federal income tax. However, you may be required to pay federal income tax if you receive any loans, surrenders or other amounts from the policy, and you may also be subject to a 10% federal income penalty tax if you take money out prior to age 59 1/2.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                   FEE TABLE



    The following tables describes the MAXIMUM fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you surrender the policy.



                                 SURRENDER FEES



                                                                                                        POLICIES FROM WHICH
         CHARGE               WHEN CHARGE IS DEDUCTED                 AMOUNT DEDUCTED                    CHARGE IS DEDUCTED
 ----------------------  ----------------------------------  ----------------------------------  ----------------------------------
 Surrender Charges       When you fully or partially         A percentage of the amount          All, if the surrender is subject
                         surrender your policy.              surrendered, not to exceed the      to a charge.
                                                             premium payments, depending on the
                                                             Policy Year, in which the premium
                                                             payment was made.
                                                             The percentage is as follows:
                                                             Policy
                                                             Year             Percentage
                                                             1                     7.5%
                                                             2                     7.5%
                                                             3                     7.5%
                                                             4                       6%
                                                             5                       6%
                                                             6                       4%
                                                             7                       4%
                                                             8                       2%
                                                             9                       2%
                                                             10+                    0%
 Unamortized Tax Charge  Upon surrender or partial           A percentage of the Account Value   Only policies which elect Option
                         surrender of the policy.            depending on the Policy Year the    1.
                                                             surrender takes place.
                                                             The percentage is as follows:
                                                             Policy
                                                             Year             Percentage
                                                             1                    2.25%
                                                             2                    2.00%
                                                             3                    1.75%
                                                             4                    1.50%
                                                             5                    1.25%
                                                             6                    1.00%
                                                             7                    0.75%
                                                             8                    0.50%
                                                             9                    0.25%
                                                             10+                 0.00%

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------


    The next table describes the MAXIMUM fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.



               ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES



                                                                                                        POLICIES FROM WHICH
         CHARGE               WHEN CHARGE IS DEDUCTED                 AMOUNT DEDUCTED                    CHARGE IS DEDUCTED
 ----------------------  ----------------------------------  ----------------------------------  ----------------------------------
 Cost of Insurance       Monthly.                            Individualized depending on age,                   All
 Charges                                                     sex and other factors.

 Mortality and Expense   Monthly.                            -  Under Option 1:                                 All
 Risk Charge                                                   .90% (annualized) of Sub-Account
                                                               Value in Policy Years 1-10 and
                                                               .50% (annualized) for Policy
                                                               Years 11 and beyond
                                                             -  Under Option 2:
                                                               .65% (annualized) of Sub-Account
                                                               Value in Policy Years 1-10 and
                                                               .50% (annualized) for Policy
                                                               Years 11 and beyond

 Tax Expense Charge      Under Option 1:                     -  Under Option 1:                                 All
                         Monthly                               .40% (annualized) of Account
                         Under Option 2:                       Value for Policy Years 1-10
                         Receipt of Premium Payment          -  Under Option 2:
                                                               4% of each premium payment in
                                                               all Policy Years

 Annual Maintenance Fee  On Policy Anniversary Date or upon  $30.00                              Only policies with an Account
                         surrender of the policy                                                 Value of less than $50,000 on the
                                                                                                 Policy Anniversary Date or date of
                                                                                                 surrender.

 Administrative Charge   Monthly.                            .25% (annualized) of Sub-Account                   All
                                                             Value



    The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the policy. The table shows the minimum and maximum fees and expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.



                         ANNUAL FUND OPERATING EXPENSES



                                                                      AMOUNT DEDUCTED                   POLICIES FROM WHICH
         CHARGE               WHEN CHARGE IS DEDUCTED                   (ANNUALIZED)                     CHARGE IS DEDUCTED
 ----------------------  ----------------------------------  ----------------------------------  ----------------------------------
 Management Fees         Daily net asset values of a Fund             0.382% - 0.775 %           All policies, but deductions only
                         reflect Management Fees already                                         from underlying Funds selected by
                         deducted from assets of the Fund.                                       you.

 Other Expenses          Daily net asset values of a Fund             0.015% - 0.120%            All policies, but deductions only
                         reflect Other Expenses already                                          from underlying Funds selected by
                         deducted from the assets of the                                         you.
                         Fund.

 Total Fund Annual       Daily net asset values of a Fund             0.401% - 0.895%            All policies, but deductions only
 Expenses                reflect Total Fund Annual                                               from underlying Funds selected by
                         Operating Expenses already                                              you.
                         deducted from assets of the Fund.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                    ABOUT US



                           HARTFORD LIFE AND ANNUITY
                               INSURANCE COMPANY



    Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



                               HARTFORD'S RATINGS



                        EFFECTIVE
                         DATE OF
RATING AGENCY            RATING         RATING         BASIS OF RATING
--------------------  -------------     ------     -----------------------
A.M. Best and
Company, Inc........       1/1/99             A+   Financial performance
Standard & Poor's...       6/1/98            AA    Insurer financial
                                                   strength
Duff & Phelps.......     12/21/98            AA+   Claims paying ability



                             SEPARATE ACCOUNT FIVE



    The Sub-Accounts are subdivisions of our separate account, called Separate Account Five. The Separate Account was established to keep your life insurance policy assets separate from our company assets. The investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and the benefit of other policy owners and may not be used for any other liability of Hartford. Separate Account Five was established on August 17, 1994 under the laws of Connecticut.



                                   THE FUNDS



    All of the Funds are sponsored and administered by Hartford Life and Annuity Insurance Company. HL Investment Advisors, Inc. ("HL Advisors") serves as the investment adviser to each of the Funds. Wellington Management Company, LLP ("Wellington Management") and The Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.



    Each Fund, except for the Hartford Global Leaders HLS Fund, the Hartford Growth and Income HLS Fund and the Hartford High Yield HLS Fund, is a separate Maryland corporation registered as an open-end management investment company. The Hartford Global Leaders HLS Fund, the Hartford Growth and Income HLS Fund and the Hartford High Yield HLS Fund are diversified series of Hartford Series Fund, Inc., a Maryland corporation, also registered as an open-end management investment company. The shares of each Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this policy.



    We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus and Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.



    The Funds may not be available in all states.



    The investment goals of each of the Funds are as follows:



    HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments. Sub-advised by Wellington Management.



    HARTFORD BOND HLS FUND -- Seeks maximum current income consistent with preservation of capital by investing primarily in investment grade fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond Fund, Inc. -- Investment Policies." Sub-advised by HIMCO.



    HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



    HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in dividend paying equity securities. Sub-advised by Wellington Management.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------


    HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by U.S. an non-U.S. high quality growth companies worldwide that, in the opinion of Wellington Management, are leaders within their respective industries as indicated by an established market presence and strong competitive position on a global, regional or country basis. Sub-advised by Wellington Management.



    HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in equity securities with growth potential and steady or rising dividends. Sub-advised by Wellington Management.



    HARTFORD HIGH YIELD HLS FUND -- Seeks high current income by investing in non-investment grad fixed-income securities. Growth of capital is a secondary objective. Securities related below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the Section in the accompanying prospectus for the Funds entitled "Hartford High Yield HLS Fund." Sub-advised by HIMCO.



    HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.* Sub-advised by HIMCO.



    HARTFORD INTERNATIONAL ADVISERS HLS FUND -- Seeks maximum long-term total return by investing in a portfolio of equity, debt and money market securities. Securities in which the Fund invests primarily will be denominated in non-U.S. currencies and will be traded in non-U.S. markets. Sub-advised by Wellington Management.



    HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies. Sub-advised by Wellington Management.



    HARTFORD MIDCAP HLS FUND -- Seeks to achieve long-term capital growth through capital appreciation by investing primarily in equity securities of companies with market capitalizations within the range represented by the Standard & Poor's MidCap 400 Index. Sub-advised by Wellington Management.



    HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association. Sub-advised by HIMCO.



    HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in equity securities within the range represented by the Russell 2000 Index selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



    HARTFORD STOCK HLS FUND -- Seeks long-term growth by investing primarily in equity securities. Sub-advised by Wellington Management.



    HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.



    MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.



    VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:



- Notify you of any Fund shareholders' meeting if the shares held for your policy may be voted.



- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your policy.



- Arrange for the handling and tallying of proxies received from policy owners.



- Vote all Fund shares attributable to your policy according to instructions received from you, and



- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.



    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your

* "STANDARD & POOR'S," "S&P-REGISTERED TRADEMARK-," "S&P 500-REGISTERED TRADEMARK-," "STANDARD & POOR'S 500," AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY HARTFORD. THE INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE INDEX FUND.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


policy may be voted. After we begin to make annuity payouts to you, the number of votes you have will decrease.



                             CHARGES AND DEDUCTIONS



    The deductions or charges associated with this policy are subtracted, depending on the type of deduction or charge, from premium payments as they are made, upon surrender or partial surrender of the policy, on the Policy Anniversary Date or on a monthly pro rated basis from each Sub-Account ("Deduction Amount").



    Deductions are taken from premium payments before allocations to the Sub-Accounts are made.



    Deduction Amounts are subtracted on the Policy Date and on each Monthly Activity Date after the Policy Date to cover charges and expenses incurred in connection with a policy.



    Each Deduction Amount will be subtracted pro rata from each Sub-Account so that the proportion of Account Value of the policy attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date, the policy may lapse. See " Lapse and Reinstatement".



    The deductions and charges associated with your policy are listed below.



    COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks that require full underwriting, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Smoker/ Nonsmoker Sex Distinct Age Last Birthday Mortality Table (1980 CS0 Table). For standard risks eligible for simplified underwriting, the guaranteed cost of insurance rate is 125% of the 1980 CSO table through age 90, grading to 100% of the 1980 CSO Table at age 100. Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the Insured's substandard rating. Unisex rates may be required in some states.



    Your Coverage Amount is first set on the date we issue your policy and then on each Monthly Activity Date. The Coverage Amount is the Face Amount minus the Account Value. There is a Minimum Coverage Amount. It is a stated percentage of the Account Value of the policy determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.



EXAMPLE:



Face Amount = $100,000
Account Value on the Monthly Activity Date = $70,000
Insured's attained age = 60
Minimum Coverage Amount percentage for age 60 = 30%



    On the Monthly Activity Date, the Coverage Amount is $30,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($70,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $21,000 (30% of $70,000). Since $21,000 is less than the Face Amount less the Account Value ($30,000), no adjustment is necessary. Therefore, the Coverage Amount will be $30,000.



    Assume that the Account Value in the above example was $90,000. The Minimum Coverage Amount would be $27,000 (30% of $90,000). Since this is greater than the Face Amount less the Account Value ($10,000), the Coverage Amount for the Policy Month is $27,000. (For an explanation of the Death Benefit, see "Death Benefit and Policy Values".)



    Because the Account Value and, as a result, the Coverage Amount under a policy may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.



POLICY OWNER OPTIONS



    You, at the time the policy is issued, will elect one of two options described below to pay charges relating to CERTAIN TAXES AND MORTALITY AND EXPENSE RISK CHARGES. The option selected by you may affect your Account Value.



    OPTION 1 -- ASSET-BASED CHARGES -- Under this payment option, you will pay:



    MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we deduct monthly from Sub-Account Value for Policy Years 1 through 10 a charge equal to an annual rate of 0.90%. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:



    MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------


insufficient to pay claims. We also assume a risk that the Death Proceeds will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.



    EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering your policy will exceed the administrative charges.



    We may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost we incur in distributing the policies and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the policy is in force, including the duration of a settlement option.



    TAX EXPENSE CHARGE -- During the first ten years of your policy, we deduct a monthly charge equal to an annual rate of 0.40% from your Account Value. This tax expense charge compensates us for certain expenses including:



(1) Premium taxes imposed by various states and local jurisdictions.



    A premium tax deduction of 0.25% of the Account Value is deducted over ten Policy Years and approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.



(2) The cost of the capitalization of certain policy acquisition expenses under
    Section 848 of the Internal Revenue Code.



    During your first ten Policy Years, we deduct a charge of 0.15% of Account Value. This charge helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.



    UNAMORTIZED TAX CHARGE -- Under Option 1, during the first nine Policy Years, an Unamortized Tax charge is imposed on surrender or partial surrenders. The Unamortized Tax charge is shown below, as a percentage of amount surrendered, during each Policy Year:


  POLICY
   YEAR         RATE
-----------  -----------
         1        2.25%
         2        2.00%
         3        1.75%
         4        1.50%
         5        1.25%

  POLICY
   YEAR         RATE
-----------  -----------
         6        1.00%
         7        0.75%
         8        0.50%
         9        0.25%
        10+       0.00%



    After the ninth Policy Year, no Unamortized Tax charge will be imposed.



    OPTION 2 -- FRONTED CHARGES -- Under this option, you will pay:



    MORTALITY AND EXPENSE RISK CHARGE: -- For assuming mortality and expense risks under the policy, we will deduct monthly from Sub-Account Value for Policy Years 1 through 10 a charge equal to an annual rate of 0.65%. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:



    MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that your policy's Death Benefit will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.



    EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering the Policies will exceed the administrative charges set in the policy.



    TAX EXPENSE CHARGE: -- We deduct a charge equal to 4.0% from all premium payments. This charge compensates us for certain expenses including:



(1) Premium taxes imposed by various states and local jurisdictions.



    A premium tax deduction of 2.5% of premium approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.



(2) The cost of the capitalization of certain policy acquisition expenses under
    Section 848 of the Internal Revenue Code.



    The charge of 1.5% of premium payments helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.



    This Option may not be available in all states.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


    ANNUAL MAINTENANCE FEE -- The annual maintenance fee is a flat fee that is deducted from your Account Value to reimburse us for expenses relating to the maintenance of the policy. The annual $30 charge is deducted on a Policy Anniversary or when the policy is fully surrendered if the Account Value at either of those times is less than $50,000. We reserve the right to waive the annual maintenance fee under other conditions.



    ADMINISTRATIVE CHARGE -- We will deduct a monthly administrative charge from Sub-Account Value equal to an annual rate of 0.25%. This charge compensates us for expenses incurred in the administration of the Separate Account and the policy.



    SURRENDER CHARGE -- We may charge you a Surrender Charge when you surrender amounts invested in your policy. We assess a Surrender Charge on amounts surrendered in any Policy Year that exceed the greater of 10% of the premiums you have paid into your policy or 100% of your Account Value minus premiums paid. If the amount you paid has been in your policy:



X  For less than three years, the charge is 7.5%.



X  For more than three years and less than five years, the charge is 6%.



X  For more than five years and less than seven years, the charge is 4%.



X  For more than seven years and less than nine years, the charge is 2%.



X  For more than nine years, the charge is 0%.



    In determining the Surrender Charge, any surrender or partial surrender during the first ten Policy Years will first come from premiums paid and then from earnings. If an amount equal to all premiums paid has been withdrawn, no Surrender Charge will be assessed on the remaining Account Value.



    The Surrender Charge is imposed to cover a portion of the sales expense incurred by us in distributing the Policies. This expense includes commissions, advertising and the printing of prospectuses.



    CHARGES AGAINST THE FUNDS -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.



                                  YOUR POLICY



                                 POLICY RIGHTS



    POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the Insured is alive and a beneficiary has not been irrevocably named.



    BENEFICIARY -- You name the beneficiary in the application for the policy. You may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to us. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the policy owner if living; otherwise to the policy owner's estate.



    ASSIGNMENT -- You may assign your policy as collateral for a loan or other obligation. Until you notify us in writing, we are not responsible for any payment made or action taken. We are not responsible for the validity of any assignment.



    STATEMENTS TO POLICY OWNERS -- We will send you a statement at least once each year, showing:



(a) the current Account Value, Cash Surrender Value and Face Amount;



(b) the premiums paid, monthly deduction amounts and any loans since your last statement;



(c) the amount of any Indebtedness;



(d) any notifications required by the provisions of your policy; and



(e) any other information required by the Insurance Department of the state where your policy was delivered.



    LIMIT ON RIGHT TO CONTEST -- During the Insured's lifetime, we may not contest the validity of the policy after it has been in force for two years from date we issue the policy. If the policy is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium payment is contestable for two years from its effective date. In addition, if the Insured commits suicide within two years from the date we issue the policy, or such period as specified in state law, the benefit payable will be limited to the Account Value minus any Indebtedness.



    MISSTATEMENT AS TO AGE AND SEX -- If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the policy.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------


                               POLICY LIMITATIONS



    DIVIDENDS -- No dividends will be paid under the policy.



    TRANSFERS OF ACCOUNT VALUE -- While the policy remains in force, and subject to our transfer rules then in effect, you may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts. We reserve the right to restrict the number of these transfers to no more than 12 per Policy Year, with no two transfers being made on consecutive Valuation Days. However, there are no restrictions on the number of transfers at the present time.


    Transfers may be made by written request or by calling us toll free 1-800-231-5453. Transfers by telephone may be made by the agent of record or by an attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. Hartford, its agents or affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions received by telephone are tape-recorded. We will send you a confirmation of the transfer within five days from the date of any transfer.



    It is your responsibility to verify the accuracy of all confirmations and to promptly advise us of any inaccuracies within 30 days of receipt.



                     CHANGES TO POLICY OR SEPARATE ACCOUNT



    SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your policy. We may, in our sole discretion, establish new Funds. New Funds will be will be made available to existing policyholders as we determine appropriate. We may also close one or more Funds to additional payments or transfers from existing Sub-Accounts.



    We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.



    In the event of any change, we may, by appropriate endorsement, make any changes in the policy necessary or appropriate to reflect the modification. If we decide that it is in the best interest contracts owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.



    SEPARATE ACCOUNT TAXES -- Currently, there is no charge for federal income taxes that may be attributable to the Separate Account. However, we reserve the right to make such a charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.



                         OTHER BENEFITS OF YOUR POLICY



    LAST SURVIVOR POLICIES -- The Policies are offered on both a single life and a "last survivor" basis. Policies sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor policy involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.



1. The cost of insurance charges under the last survivor policies are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured. See the last survivor illustrations in "Statement of Additional Information."



2. To qualify for simplified underwriting under a last survivor policy, both Insureds must meet the simplified underwriting standards.



3. For a last survivor policy to be reinstated, both Insureds must be alive on the date of reinstatement.



4. The policy provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.



5. The younger Insured's attained age is used to calculate the Minimum Death Benefit to ensure that the policy continues to qualify as life insurance.



6. Additional tax disclosures applicable to last survivor policies are provided in "Federal Tax Considerations."



                                    PREMIUMS



    APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. A policy will be issued only on the lives of Insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. If your application for a policy is rejected, then your initial premium payment will be returned along with an additional amount for interest, based on the current rate being credited by us. Other than

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


those described in this prospectus, no change in the terms or conditions of a policy will be made without your consent. Generally, the minimum initial premium we accept is $10,000. We may accept less than $10,000 under certain circumstances.



    Your policy is effective after we receive all outstanding delivery requirements and receive your initial premium. The date your policy becomes effective is called the Policy Date. This date is the date used to determine all future cyclical transactions on your policy. The Policy Date may be prior to, or the same as, the date your policy is issued ("Issue Date").



    If your Coverage Amount is over then current limits established by us, we will not accept your initial premium payment with your application. In other cases where we receive the initial payment with the application, we will provide fixed conditional insurance during underwriting according to the terms of conditional receipt established by us. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, then on policy delivery we will require a sufficient payment to place the insurance in force.



    PREMIUM PAYMENTS -- You pay a single premium and, subject to restrictions, additional premiums. You may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount).



UNDERWRITING RULES OF YOUR POLICY






- Under current underwriting rules, which are subject to change, if you are between ages 35 and 80, you may be eligible for simplified underwriting without a medical examination if you meet simplified underwriting standards.



- If you are below age 35 or above age 80, or do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines.



    Your policy allows for additional premium payments so long as the additional premiums do not cause the policy to fail to meet the definition of a life insurance policy under Section 7702 of the Code. The amount and frequency of additional premium payments will affect the Cash Value and the amount and duration of insurance. We may require evidence of insurability for any additional premiums that increase the Coverage Amount. Premiums, which do not meet the tax qualification guidelines for life insurance under the Internal Revenue Code, will not be applied to your policy.



    ALLOCATION OF PREMIUMS -- Within three business days of receipt of your completed application and your initial premium payment at our Home Office, we allocate your entire premium payment to the Money Market Sub-Account.



    We will then allocate the Account Value in the Money Market Sub-Account to the Sub-Accounts according to the premium allocations you specify in your policy application. The allocation is made upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.



    ACCUMULATION UNITS -- The premiums you allocate to the Sub-Accounts are used to purchase Accumulation Units in such Sub-Accounts. We determine the number of Accumulation Units of each Sub-Account by dividing the amount of premium you have allocated to the Sub-Account by the accumulation unit value of that particular Sub-Account.



    ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account varies to reflect the investment experience of the applicable underlying Fund. To determine the current accumulation unit value, we take the prior Valuation Day's accumulation unit value and multiply it by the Net Investment Factor for the Valuation Period then ended.



    The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:



- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Period; divided by



- The net asset value per share of each Fund held in the Sub-Account at the beginning of the Valuation Period.



    You should refer to the Funds' prospectuses accompanying this Prospectus for a description of how the assets of each Fund are valued, since these determinations have a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a policy.



    All valuations in connection with a policy, will be made on the date your request or payment is received by us before the close of the New York Stock Exchange on any Valuation Day at our Home Office. Otherwise a valuation will be made on the next date which is a Valuation Day.



    ACCOUNT VALUE -- Each policy has an Account Value. There is no minimum guaranteed Account Value. A policy's Account Value equals the policy's value in all of the Sub-Accounts and any amounts in the Loan Account.



    The Account Value of your policy is related to the net asset value of the Funds to which your have allocated your premiums. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------


Units by the Accumulation Unit Value and then totaling the results for all the Sub-Accounts. The Account Value of a policy changes on a daily basis and is computed on each Valuation Day. Therefore, your Account Value varies to reflect the investment performance of the underlying Funds, the value of the Loan Account and the monthly Deduction Amounts.



    SUSPENSION OF VALUATION, PAYMENTS AND TRANSFERS -- We will suspend all procedures requiring valuation (including transfers, surrenders and loans) when:



(a) the New York Stock Exchange is closed;



(b) trading on the New York Stock Exchange is restricted by the SEC;



(c) the SEC permits and orders postponement; or



(d) the SEC determines that an emergency exists to restrict valuation.



                        DEATH BENEFITS AND POLICY VALUES



    DEATH BENEFIT -- While in force, your policy provides for the payment of the Death Proceeds to the beneficiary when the Insured under the policy dies. You must notify us in writing as soon as possible after the death of the Insured. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding.



    We will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a settlement option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.



    The Death Benefit equals the greater of:



(1) the Face Amount; or



(2) the Account Value multiplied by a specified percentage.



    The percentage varies according to the attained age of the Insured and is specified in the policy. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit but never below the Face Amount. This is illustrated in the following examples:



EXAMPLES:



                                             A           B
                                         ----------  ----------
Face Amount............................  $  100,000  $  100,000
Insured's Age..........................          40          40
Account Value on Date of Death.........  $   46,500  $   34,000
Specified Percentage...................        250%        250%



    In Example A, the Death Benefit equals $116,250, I.E., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount less any outstanding loans constitutes the Death Proceeds which we would pay to the beneficiary.



    In Example B, the death benefit is $100,000, I.E., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).



    DEATH BENEFIT POLICY PROCEEDS -- Proceeds from the Death Benefit left with us remain in the Sub-Accounts to which they were allocated at the time of death, unless the beneficiary elects to reallocate them. Full or partial surrenders may be made at any time.



    All or part of the Death Proceeds may be paid in cash or applied under a Settlement Option.



    SETTLEMENT OPTIONS -- The surrender proceeds or Death Proceeds under your policy may be paid in a lump sum or may be applied to one of our settlement options. The minimum amount that may be applied under a settlement option is $5,000, unless we consent to a lesser amount. UNDER SETTLEMENTS OPTIONS LIFE ANNUITY, LIFE ANNUITY WITH 120,180, OR 240 MONTHLY PAYMENTS CERTAIN AND JOINT AND LAST SURVIVOR ANNUITY, NO SURRENDER OR PARTIAL SURRENDERS ARE PERMITTED AFTER PAYMENTS START. FULL SURRENDER OR PARTIAL SURRENDERS MAY BE MADE FROM THE INTEREST INCOME SETTLEMENT OPTION, PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION OR THE DEATH BENEFIT POLICY PROCEEDS, BUT THEY ARE SUBJECT TO THE SURRENDER CHARGE, IF APPLICABLE. THERE MAY BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS FROM PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION. PLEASE CHECK WITH YOUR TAX ADVISOR BEFORE REQUESTING A PARTIAL SURRENDER.



    The following settlement options are available under your policy:



    OPTION 1 -- INTEREST INCOME -- This option offers payments of interest, at the rate we declare, on the amount applied under this settlement option. The interest rate will never be less than 3 1/2% per year.



    OPTION 2 -- LIFE ANNUITY -- Death Proceeds are used to purchase a variable annuity where we make annuity payments as long as the annuitant is living. When the annuitant dies, we stop making annuity payments. A payee would receive only one annuity payment if the annuitant dies after the first payment, two annuity payments if the annuitant dies after the second payment, and so forth.



    OPTION 3 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN -- We make monthly annuity payments during the lifetime of the annuitant but annuity payments are at least guaranteed for a minimum of 120, 180 or 240

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14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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months, as you elect. If, at the death of the annuitant, annuity payments have been made for less than the minimum elected number of months, then the beneficiary can either receive the present value (as of the date of the annuitant's death) of the remaining payments in one sum or continue annuity payments for the remaining period certain.



    OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- We will make annuity payments as long as the annuitant and joint annuitant are living. When one annuitant dies, we continue to make annuity payments until that second annuitant dies. The annuitant may elect that the payment be less than the payment made during the joint lifetime of the annuitants. When choosing this option, you must decide what will happen to the annuity payments after the first annuitant dies.



    Under this option, it is possible for an annuitant and joint annuitant to receive only one payment in the event of the common or simultaneous death of the annuitants prior to the date of the second payment.



    OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD -- We will make annuity payments for the number of years that you select. You can select between 5 years and 30 years. Under this option, you may, at any time, request a full surrender and receive the Cash Surrender Value of your policy.



    VARIABLE AND FIXED ANNUITY PAYMENTS -- When the settlement option you select involves an annuity, unless you specify otherwise, the surrender proceeds or Death Proceeds provide a variable annuity. Fixed annuity options are also available.



    VARIABLE ANNUITY -- Your policy contains tables indicating the minimum dollar amount of the first monthly payment under a variable annuity for each $1,000 of value of a Sub-Account. Your first monthly payment varies with the annuity option chosen and specific parameters chosen by you. The policy contains variable payment annuity tables derived from the 1983(a) Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The assumed investment rate is the investment return used to calculate subsequent variable annuity payments.



    We determine the total first monthly variable annuity payment by multiplying the Death Proceeds (expressed in thousands of dollars) in a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the policy.



    The amount of your first monthly variable annuity payment is divided by the value of an annuity unit for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due. This determines the number of annuity units represented by the first payment. This number of annuity units remains fixed during the annuity payment period and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of annuity units by the current annuity unit value.



    Level variable annuity payments would be produced if the investment rate remained constant and equal to the assumed investment rate. Payments will vary up or down as the investment rate varies up or down relative to the assumed investment rate.



    FIXED ANNUITY PAYMENTS -- You will receive equal fixed annuity payments throughout the annuity payment period. We determine fixed annuity payment amounts by multiplying the amount applied to the annuity by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed payment annuity tables in your policy.



    Hartford will make any other arrangements for income payments as may be agreed on.



    BENEFITS AT MATURITY -- If the Insured is living on the "Maturity Date" (the anniversary of the Policy Date on which the Insured is age 100), on surrender of the policy to us, we will pay you the Cash Surrender Value. In such case, the policy will terminate and we will have no further obligations under the policy. The Maturity Date may be extended by rider where approved, but see "Federal Tax Considerations -- Income Taxation of Policy Benefits."



    CHARGES AND POLICY VALUES -- Your policy value decreases due to the deduction of policy charges. Policy value may increase or decrease depending on investment performance. Fluctuations in your Account Value may have an effect on your Death Benefit. If your policy lapses, your policy terminates and no Death Benefit will be paid.



                      MAKING WITHDRAWALS FROM YOUR POLICY



    SURRENDERS -- While your policy is in force, you may, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), fully surrender your policy. Upon surrender, you receive the Cash Surrender Value determined as of the day we receive your request or the date requested by you, whichever is later. The Cash Surrender Value equals the Account Value less any Surrender Charges and any Unamortized Tax charge and all Indebtedness. We pay the Cash Surrender Value of the policy within seven days of our receipt of your written request or on the effective surrender date requested by you, whichever is later. Your policy will terminate on the date of our receipt of the written request, or the date you request

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
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the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering your policy, see "Federal Tax Considerations".



    If you choose to apply the surrender proceeds to a settlement option, the Surrender Charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the Surrender Charge. However, any Unamortized Tax charge, if applicable, will be deducted from the surrender proceeds to be applied. In addition, amounts you withdraw from the Interest Income settlement option, the Payments for a Designated Period settlement option or the Death Benefit Policy Proceeds are subject to any applicable Surrender Charge.



    PARTIAL SURRENDERS -- While your policy is in force, you may elect, by written request, to make partial surrenders from the Cash Surrender Value. The Cash Surrender Value, after partial surrender, must at least equal our minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial surrenders will be deducted pro rata from each Sub-Account, unless the you instruct otherwise. The Face Amount will be reduced proportionate to the reduction in the Account Value due to the partial surrender. Partial surrenders in excess of the greater of 10% of premiums or 100% of Account Value less premiums paid will be subject to the Surrender Charge and any Unamortized Tax charges. For a discussion of the tax consequences of partial surrenders, see "Federal Tax Considerations".



    RIGHT TO EXAMINE -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.



    RIGHT TO EXCHANGE -- Once the policy is in effect, it may be exchanged, during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance policy offered by us (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new policy will have, at your election, either the same Coverage Amount as under the exchanged policy on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged policy. If a policy loan was outstanding, the entire loan must be repaid. The exchange is subject to adjustments in payments and Account Values to reflect variances, if any, in the payments and Account Values under this policy and the new policy.



                                     LOANS



    AVAILABILITY OF LOANS -- At any time while the policy is in force, you, without the consent of the beneficiary, (provided the designation of beneficiary is not irrevocable) may borrow against the policy by assigning it as sole security to us. Two types of cash loans are available. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value. The minimum loan amount that we will allow is $25.00.



    The proceeds of a loan will be delivered to you within seven business days of our receipt of the loan request.



    Unless you specify otherwise, all loan amounts will be transferred pro rata basis from each Sub-Account to the Loan Account. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date.



    If total Indebtedness equals or exceeds the Account Value of the policy on any Monthly Activity Date, we will give you written notice that, unless we receive an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the policy, the policy may lapse. See "Lapse and Reinstatement."



    PREFERRED LOANS -- The amount of the Loan Account that equals the difference between the Cash Value and the total of all premiums paid under the policy is considered a "Preferred Loan."



    LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Sub-Accounts in the same percentage as premiums are allocated. Any outstanding loan at the end of a grace period must be repaid before the policy will be reinstated.



    EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, has a permanent effect on your Account Value. This effect occurs because the investment result of each Sub-Account applies only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. If not repaid, the aggregate amount of the outstanding Indebtedness will reduce the Death Proceeds and the Cash Surrender Value otherwise payable. For a discussion of the consequences of retaining a loan against the policy, see "Federal Tax Considerations".



    CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 4.0%. The annual rate for Preferred Loans is 6%.



    POLICY LOAN RATES -- The loan interest rate that we will charge on all loans is 6% per annum.

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16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                            LAPSE AND REINSTATEMENT



    LAPSE -- Your policy will remain in force until the Cash Surrender Value is insufficient to cover the Deduction Amount due on a Monthly Activity Date. We will notify you of the default in writing, warning you that your policy is in danger of terminating.



    GRACE PERIOD -- Your policy provides a 61-day grace period to pay an amount sufficient to cover the Deduction Amounts due. The notice will indicate the amount that must be paid.



    The policy will continue through the grace period, but if no additional premium payment is made, it will terminate at the end of the grace period. If the person Insured under the policy dies during the grace period, the Death Proceeds payable under the policy will be reduced by the Deduction Amount(s) due and unpaid. See "Death Benefits and Policy Values."



    REINSTATEMENT -- If your policy lapses, you may apply for reinstatement of the policy by payment of the reinstatement premium shown in the policy and any applicable charges. A request for reinstatement may be made within five years of lapse. If a loan is outstanding at the time of lapse, we require repayment of the loan before permitting reinstatement. In addition, we reserve the right to require evidence of insurability satisfactory to Hartford.



    The Account Value on the reinstatement date will reflect:



(a) the Cash Value at the time of termination; plus


(b) Net Premiums derived from premiums paid at the time of reinstatement; minus



(c) the Monthly Deduction Amounts that were due and unpaid during the Policy Grace Period; plus



(d) the Surrender Charge at the time of reinstatement.



    The surrender charge is based on the duration from the original policy date as through the policy has never lapsed.



                           FEDERAL TAX CONSIDERATIONS



                                    GENERAL



    Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.



    Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.



                            TAXATION OF HARTFORD AND
                              THE SEPARATE ACCOUNT



    The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Premiums -- Account Value"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policy.



    Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.



                       INCOME TAXATION OF POLICY BENEFITS



    For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance Policy Owner is generally not taxed on increments in the contract value until the Policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a Policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.



    During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.



    The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the Policy is extended by rider, Hartford believes that the Policy will continue to be treated as a life insurance contract for

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
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federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.



                             LAST SURVIVOR POLICIES



    Although Hartford believes that the last survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor Policy will meet the Section 7702 definition of a life insurance contract.



                          MODIFIED ENDOWMENT CONTRACTS



    A life insurance contract is treated as a "modified endowment contract" under Section 7702A of the Code if it meets the definition of life insurance in
Section 7702 but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the Policy does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the Policy will generally be treated as a modified endowment contract for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not cause the new Policy to be treated as a modified endowment contract if no additional premiums are paid.


    A contract that is classified as modified endowment contract is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, loans, distributions or other amounts received from a modified endowment contract during the life of the Insured will be taxed to the extent of any accumulated income in the policy (generally, the excess of account value over premiums paid). Amounts that are taxable withdrawals will be subject to a 10% additional tax, with certain exceptions.



    All modified endowment contracts that are issued within any calendar year to the same Policy Owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any loan or distributions.



                      ESTATE AND GENERATION SKIPPING TAXES



    When the Insured dies, the Death Proceeds will generally be includible in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.



    The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $650,000 (1999) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next seven years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse (when the Death Proceeds would be available to pay taxes due and other expenses incurred).



    If the Policy Owner (whether or not he or she is an Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax, the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million, as adjusted for inflation. Because these rules are complex, the Policy Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.



                          DIVERSIFICATION REQUIREMENTS



    The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.



    The Treasury Department's diversification regulations require, among other things, that:



- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,



- no more than 70% is represented by any two investments,

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18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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- no more than 80% is represented by any three investments and



- no more than 90% is represented by any four investments.



    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.



    We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.



                           OWNERSHIP OF THE ASSETS IN
                              THE SEPARATE ACCOUNT



    In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.



    The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.



    In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."



    The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.



    Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.



                    TAX DEFERRAL DURING ACCUMULATION PERIOD



    Under existing provisions of the Code, except as described below, any increase in an Owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the Policy Owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Since this Policy is a modified endowment contract, partial withdrawals (or other such amounts deemed to be distributed) from the Policy constitute income to the Policy Owner for Federal income tax purposes.



                        LIFE INSURANCE PURCHASED FOR USE
                          IN SPLIT DOLLAR ARRANGEMENTS



    On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
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adviser to determine the tax treatment resulting from such an arrangement.



                         FEDERAL INCOME TAX WITHHOLDING



    If any amounts are deemed to be current taxable income to the Policy Owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.



                      NON-INDIVIDUAL OWNERSHIP OF POLICIES



    In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective Policy Owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.



                                     OTHER



    Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A tax adviser should be consulted to determine the impact of these taxes.



                    LIFE INSURANCE PURCHASES BY NONRESIDENT
                        ALIENS AND FOREIGN CORPORATIONS



    The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.



                               LEGAL PROCEEDINGS



    There are no material legal proceedings pending to which the Separate Account is a party.



                                 OTHER MATTERS



    LEGAL MATTERS -- Legal matters in connection with the issue and sale of flexible premium variable life insurance Policies described in this Prospectus and the organization of Hartford, its authority to issue the Policies under Connecticut law and the validity of the forms of the Policies under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary of Hartford.



                                   YEAR 2000



    IN GENERAL -- The Year 2000 issue relates to the ability or inability of computer hardware, software and other information technology (IT) systems, as well as non-IT systems, such as equipment and machinery with imbedded chips and microprocessors, to properly process information and data containing or related to dates beginning with the year 2000 and beyond. The Year 2000 issue exists because, historically, many IT and non-IT systems that are in use today were developed years ago when a year was identified using a two-digit date field rather than a four-digit date field. As information and data containing or related to the century date are introduced to date sensitive systems, these systems may recognize the year 2000 as "1900", or not at all, which may result in systems processing information incorrectly. This, in turn, may significantly and adversely affect the integrity and reliability of information databases of IT systems, may cause the malfunctioning of certain non-IT systems, and may result in a wide variety of adverse consequences to a company. In addition, Year 2000 problems that occur with third parties with which a company does business, such as suppliers, computer vendors, distributors and others, may also adversely affect any given company.



    The integrity and reliability of Hartford's IT systems, as well as the reliability of its non-IT systems, are integral aspects of Hartford's business. Hartford issues insurance policies, annuities, mutual funds and other financial products to individual and business customers, nearly all of which contain date sensitive data, such as policy expiration dates, birth dates and premium payment dates. In addition, various IT systems support communications and other systems that integrate Hartford's various business segments and field offices. Hartford also has business relationships with numerous third parties that affect virtually all aspects of Hartford's business, including, without limitation, suppliers, computer hardware and software vendors, insurance agents and brokers, securities broker-dealers and other distributors of financial products, many of which provide date sensitive data to Hartford, and whose operations are important to Hartford's business.



    INTERNAL YEAR 2000 EFFORTS AND TIMETABLE -- Beginning in 1990, Hartford began working on making its IT systems Year 2000 ready, either through installing new programs or replacing systems. Since January 1998, Hartford's Year 2000 efforts have focused on the remaining Year 2000 issues related to IT and non-IT systems in all of Hartford's business segments. These Year 2000 efforts include the following five main initiatives: (1) identifying and assessing Year 2000 issues; (2) taking actions to remediate IT and non-IT systems so that they are Year 2000 ready; (3) testing IT and

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


non-IT systems for Year 2000 readiness; (4) deploying such remediated and tested systems back into their respective production environments; and (5) conducting internal and external integrated testing of such systems. As of December 31, 1998, Hartford substantially completed initiatives (1) through (4) of its internal Year 2000 efforts. Hartford has begun initiative (5) and management currently anticipates that such activity will continue into the fourth quarter of 1999.



    THIRD PARTY YEAR 2000 EFFORTS AND TIMETABLE -- Hartford's Year 2000 efforts include assessing the potential impact on Hartford of third parties' Year 2000 readiness. Hartford's third party Year 2000 efforts include the following three main initiatives: (1) identifying third parties which have significant business relationships with Hartford, including, without limitation, insurance agents, brokers, third party administrators, banks and other distributors and servicers of financial products, and inquiring of such third parties regarding their Year 2000 readiness; (2) evaluating such third parties' responses to Hartford's inquiries; and (3) based on the evaluation of third party responses (or a third party's failure to respond) and the significance of the business relationship, conducting additional activities with respect to third parties as determined to be necessary in each case. These activities may include conducting additional inquiries, more in-depth evaluations of Year 2000 readiness and plans, and integrated IT systems testing. Hartford has completed the first third party initiative and, as of early 1999, had substantially completed evaluating third party responses received. Hartford has begun conducting the additional activities described in initiative (3) and management currently anticipates that it will continue to do so through the end of 1999. However, notwithstanding these third party Year 2000 efforts, Hartford does not have control over these third parties and, as a result, Hartford cannot currently determine to what extent future operating results may be adversely affected by the failure of these third parties to adequately address their Year 2000 issues.



    YEAR 2000 COSTS -- The costs of Hartford's Year 2000 program that were incurred through the year ended December 31, 1997 were not material to Hartford's financial condition or results of operations. The after-tax costs of Hartford's Year 2000 efforts for the year ended December 31, 1998 were approximately $3 million. Management currently estimates that after-tax costs related to the Year 2000 program to be incurred in 1999 will be less than $10 million. These costs are being expensed as incurred.



    RISKS AND CONTINGENCY PLANS -- If significant Year 2000 problems arise, including problems arising with third parties, failures of IT and non-IT systems could occur, which in turn could result in substantial interruptions in Hartford's business. In addition, Hartford's investing activities are an important aspect of its business and Hartford may be exposed to the risk that issuers of investments held by it will be adversely impacted by Year 2000 issues. Given the uncertain nature of Year 2000 problems that may arise, especially those related to the readiness of third parties discussed above, management cannot determine at this time whether the consequences of Year 2000 related problems that could arise will have a material impact on Hartford's financial condition or results of operations.



    Hartford is in the process of developing certain contingency plans so that if, despite its Year 2000 efforts, Year 2000 problems ultimately arise, the impact of such problems may be avoided or minimized. These contingency plans are being developed based on, among other things, known or reasonably anticipated circumstances and potential vulnerabilities. The contingency planning also includes assessing the dependency of Hartford's business on third parties and their Year 2000 readiness. Hartford currently anticipates that internal and external contingency plans will be substantially complete by the end of the second quarter of 1999. However, in many contexts, Year 2000 issues are dynamic, and ongoing assessments of business functions, vulnerabilities and risks must be made. As such, new contingency plans may be needed in the future and/or existing plans may need to be modified as circumstances warrant.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------


                           GLOSSARY OF SPECIAL TERMS



    As used in this Prospectus, the following terms have the indicated meanings:



ACCOUNT VALUE: The current value of the Sub-Accounts plus the value of the Loan Account under the policy.



ACCUMULATION UNIT: A unit of measure we use to calculate the value of a Sub-Account.



ANNUAL WITHDRAWAL AMOUNT: The amount of a surrender or partial surrender that is not subject to the Surrender Charge. This amount in any Policy Year is the greater of 10% of premiums or 100% of your Account Value minus premiums paid.



ANNUITY UNIT: A unit of measure we use to calculate the amount of annuity payments.



CASH SURRENDER VALUE: The policy's Cash Value minus all Indebtedness.



CASH VALUE: The policy's Account Value minus any Surrender Charge and any Unamortized Tax charge due upon surrender.



CODE: The Internal Revenue Code of 1986, as amended.



COVERAGE AMOUNT: The Death Benefit less the Account Value.



DEATH BENEFIT: The greater of (1) the Face Amount specified in the policy or (2) the Account Value on the date of death multiplied by a stated percentage as specified in the policy.



DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the Death Benefit minus any Indebtedness.



DEDUCTION AMOUNT: A charge on the Policy Date and on each Monthly Activity Date for the cost of insurance, Tax Expense charges under Option 1, an administrative charge and a mortality and expense risk charge.



FACE AMOUNT: On the Policy Date, the Face Amount is the amount shown on the policy's Specifications page. Thereafter, the Face Amount is reduced in proportion to any partial surrenders.



HARTFORD, WE OR US: Hartford Life and Annuity Insurance Company.



HOME OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.



INDEBTEDNESS: Monies you owe us, including all outstanding loans on the policy, any interest due or accrued and any unpaid Deduction Amount or annual maintenance fee arising during a grace period.



INSURED: The person on whose life the policy is issued.



ISSUE AGE: As of the Policy Date, the Insured's age on Insured's last birthday.



LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.



MONTHLY ACTIVITY DATE: The day of each month on which any deductions or charges are subtracted from Account Value of your policy. Monthly Activity Dates occur on the same day of the month as the Policy Anniversary.



POLICY ANNIVERSARY: The yearly anniversary of the Policy Date.



POLICY DATE: The issue date of the policy.



POLICY LOAN RATE: The interest rate charged on policy loans.



POLICY OWNER OR YOU: The owner of the policy.



POLICY YEAR: The twelve months between Policy Anniversaries.



SUB-ACCOUNT VALUE: The current value of the Sub-Accounts.



SURRENDER CHARGE: A charge which may be assessed upon surrender of the policy or partial surrenders in excess of the Annual Withdrawal Amount.



VALUATION DAY: The date on which the Sub-Account is valued. The Valuation Day is every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.



VALUATION PERIOD: The period between the close of business on successive Valuation Days.

                                     PART B

                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT FIVE



    This Statement of Additional Information is not a prospectus. We will send you a prospectus if you write us at P.O. Box 2999, Hartford, CT 06104-2999, or if you call us at 1-800-231-5453.



DATE OF PROSPECTUS: MAY 3, 1999
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 3, 1999

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                               TABLE OF CONTENTS



                                                                         PAGE
                                                                         ----
 GENERAL INFORMATION AND HISTORY.......................................     3
 SERVICES..............................................................     6
 EXPERTS...............................................................     6
 DISTRIBUTION OF THE POLICIES..........................................     6
 ADDITIONAL INFORMATION ABOUT CHARGES..................................     7
 ILLUSTRATION OF BENEFITS..............................................     8
 FINANCIAL STATEMENTS..................................................  SA-1

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------


                              GENERAL INFORMATION
                                  AND HISTORY



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
-----------------------------------------



    Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



    The following table shows a brief description of the business experience of officers and directors of Hartford Life and Annuity Insurance Company:



                                    POSITION WITH HARTFORD;                OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME                        YEAR OF ELECTION                         FOR PAST FIVE YEARS; OTHER DIRECTORSHIPS
---------------------------  -------------------------------------  ----------------------------------------------------------------
Wendell J. Bossen            Vice President, 1995**                 Vice President (1992-Present), Hartford Life and Accident
                                                                      Insurance Company; Vice President (1992-Present), Hartford
                                                                      Life Insurance Company; President (1992-Present),
                                                                      International Corporate Marketing Group, Inc.

Gregory A. Boyko             Senior Vice President,                 Vice President & Controller (1995-1997), Hartford Life Insurance
                             Director, 1997*                          Company; Director (1997-Present); Senior Vice President
                                                                      (1997-Present), Chief Financial Officer & Treasurer
                                                                      (1997-1998); Vice President & Controller (1995-1997), Hartford
                                                                      Life and Accident Insurance Company; Director (1997-Present);
                                                                      Senior Vice President, Chief Financial Officer & Treasurer
                                                                      (1997-Present); Vice President and Controller (1995-1997),
                                                                      Hartford Life Insurance Company; Senior Vice President, Chief
                                                                      Financial Officer & Treasurer (1997-Present), Hartford Life,
                                                                      Inc.; Chief Financial Officer (1994-1995), IMG American Life;
                                                                      Senior Vice President (1992-1994), Connecticut Mutual Life
                                                                      Insurance Company.

Peter W. Cummins             Senior Vice President, 1997            Vice President (1993-1997), Hartford; Senior Vice President,
                                                                      (1997-Present); Vice President (1989-1997), Hartford Life and
                                                                      Accident Insurance Company; Senior Vice President
                                                                      (1997-Present); Vice President (1989-1997); Senior Vice
                                                                      President (1997-Present); Vice President (1989-1997), Hartford
                                                                      Life Insurance Company.

Timothy M. Fitch             Vice President, 1995                   Vice President (1995-Present); Actuary (1994-Present); Assistant
                             Actuary, 1997                            Vice President (1992-1995), Hartford Life and Accident
                                                                      Insurance Company; Vice President (1995-Present); Actuary
                                                                      (1994-Present); Assistant Vice President (1992-1995), Hartford
                                                                      Life Insurance Company.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                    POSITION WITH HARTFORD;                OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME                        YEAR OF ELECTION                         FOR PAST FIVE YEARS; OTHER DIRECTORSHIPS
---------------------------  -------------------------------------  ----------------------------------------------------------------
Mary Jane B. Fortin          Vice President & Chief   Accounting    Vice President & Chief Accounting Office (1998-Present),
                             Officer, 1998                            Hartford Life Insurance Company; Vice President & Chief
                                                                      Accounting Officer, (1998-Present), Royal Life Insurance
                                                                      Company of America; Vice President & Chief Accounting Officer
                                                                      (1998-Present) Alpine Life Insurance Company; Chief Accounting
                                                                      Officer (1997-Present), Hartford Life, Inc.; Director, Finance
                                                                      (1995-1997), Value Health, Inc.; Senior Manager (1993-1995),
                                                                      Coopers and Lybrand; Audit Manager (1993-1996) Arthur Andersen
                                                                      & Co.

David T. Foy                 Senior Vice President &                Senior Vice President (1998-Present), Vice President (1998),
                             Treasurer, 1998                          Assistant Vice President (1995-1998), Hartford; Senior Vice
                                                                      President (1998-Present), Hartford Life and Accident Insurance
                                                                      Company; Director, Strategic Planning Corporate Finance
                                                                      (1995-1996), IA Product Development (1994-1995), Hartford;
                                                                      Various Actuarial Roles (1989-1993) Milliman & Robertson.

Lynda Godkin                 Senior Vice President, 1997            Assistant General Counsel and Secretary (1994-1995), Hartford;
                             General Counsel, 1996                    Director (1997-Present); Senior Vice President (1997-Present);
                             Corporate Secretary, 1996                General Counsel (1996-Present); Corporate Secretary
                             Director, 1997*                          (1995-Present); Associate General Counsel (1995-1996);
                                                                      Assistant General Counsel and Secretary (1994-1995); Counsel
                                                                      (1990-1994), Hartford Life and Accident Insurance Company;
                                                                      Senior Vice President (1997-Present); General Counsel
                                                                      (1996-Present); Corporate Secretary (1995-Present); Director
                                                                      (1997-Present); Associate General Counsel (1995-1996);
                                                                      Assistant General Counsel and Secretary (1994-1995); Counsel
                                                                      (1990-1994), Hartford Life Insurance Company; Vice President
                                                                      and General Counsel (1997-Present), Hartford Life, Inc.

Lois W. Grady                Senior Vice President, 1998            Vice President (1994-1998), Hartford; Senior Vice President
                             Vice President, 1994                     (1998-Present); Vice President (1993-1997); Assistant Vice
                                                                      President (1987-1993), Hartford Life and Accident Insurance
                                                                      Company; Senior Vice President (1998-Present); Vice President
                                                                      (1994-1997); Assistant Vice President (1987-1994), Hartford
                                                                      Life Insurance Company.

Stephen T. Joyce             Vice President, 1997                   Assistant Vice President (1995-1997), Hartford; Assistant Vice
                                                                      President (1994-1997), Hartford Life and Accident Insurance
                                                                      Company; Vice President (1997-Present); Assistant Vice
                                                                      President (1994-1997), Hartford Life Insurance Company.

Michael D. Keeler            Vice President, 1998                   Vice President (1998-Present); Hartford Life and Accident
                                                                      Insurance Company; Vice President (1995-1997), Providian
                                                                      Insurance; Supervisor/ Manager (1985-1995), U.S. West
                                                                      Communications.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------


                                    POSITION WITH HARTFORD;                OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME                        YEAR OF ELECTION                         FOR PAST FIVE YEARS; OTHER DIRECTORSHIPS
---------------------------  -------------------------------------  ----------------------------------------------------------------
Robert A. Kerzner            Senior Vice President, 1998            Senior Vice President (1998-Present); Vice President
                             Vice President, 1997                     (1994-1998), Hartford; Senior Vice President (1998-Present);
                                                                      Vice President (1994-1997); Regional Vice President
                                                                      (1991-1994), Hartford Life Insurance Company.

Thomas M. Marra              Executive Vice President, 1996         Senior Vice President (1993-1996); Director of Individual
                             Director, Individual Life and            Annuities (1991-1993), Hartford; Director (1994-Present);
                             Annuity Division, 1993                   Executive Vice President (1995-Present); Director, Individual
                             Director, 1994*                          Life and Annuity Division (1994-Present); Senior Vice
                                                                      President (1994-1995); Vice President (1989-1994); Actuary
                                                                      (1987-1997), Hartford Life and Accident Insurance Company;
                                                                      Director (1994-Present); Executive Vice President
                                                                      (1995-Present); Director, Individual Life and Annuity Division
                                                                      (1994-Present); Senior Vice President (1994-1995); Vice
                                                                      President (1989-1994); Actuary (1987-1995), Hartford Life
                                                                      Insurance Company; Executive Vice President, Individual Life
                                                                      and Annuities (1997-Present), Hartford Life, Inc.

Steven L. Matthieson         Vice President, 1984                   Director of New Business (1984-1997), Hartford.

Craig R. Raymond             Senior Vice President, 1997            Vice President (1993-1997); Assistant Vice President
                             Chief Actuary, 1994                      (1992-1993); Actuary (1989-1994), Hartford; Senior Vice
                                                                      President (1997-Present); Chief Actuary (1995-Present); Vice
                                                                      President (1993-1997); Actuary (1990-1995), Hartford Life and
                                                                      Accident Insurance Company; Senior Vice President
                                                                      (1997-Present); Chief Actuary (1994-Present); Vice President
                                                                      (1993-1997); Assistant Vice President (1992-1993); Actuary
                                                                      (1989-1994), Hartford Life Insurance Company; Vice President
                                                                      and Chief Actuary (1997-Present), Hartford Life, Inc.

Lowndes A. Smith             President, 1989                        Chief Operating Officer (1989-1997), Hartford; Director
                             Chief Executive Officer, 1997            (1981-Present); President (1989-Present); Chief Executive
                             Director, 1985*                          Officer (1997-Present); Chief Operating Officer (1989-1997),
                                                                      Hartford Life and Accident Insurance Company; Director
                                                                      (1981-Present); President (1989-Present), Chief Executive
                                                                      Officer (1997-Present); Chief Operating Officer (1989-1997),
                                                                      Hartford Life Insurance Company; Chief Executive Officer and
                                                                      President and Director (1997-Present), Hartford Life, Inc.

David M. Znamierowski        Senior Vice President, 1997            Vice President (1997) Senior Vice President (1997) Director,
                             Director, 1998                           Risk Management Strategy (1996) Director (1998), Hartford;
                                                                      Director (1998-Present); Senior Vice President (1997-Present);
                                                                      Hartford Life and Accident Insurance Company; Vice President,
                                                                      Investment Strategy (1997-Present), Hartford Life, Inc.; Vice
                                                                      President, Investment Strategy & Policy (1991-1996), Aetna
                                                                      Life and Casualty.


---------


 * Denotes date of election to Board of Directors of Hartford.



** Affiliated Company of The Hartford Financial Services Group, Inc.



    Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


    SEPARATE ACCOUNT FIVE was established as a separate account under Connecticut law on August 17, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.



                                    SERVICES



    SAFEKEEPING OF ASSETS -- The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond, issued by Aetna Casualty and Surety Company, in the aggregate of $50 million, covering all of the officers and employees of Hartford.



                                    EXPERTS



    INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.



    ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by Michael Winterfield, FSA, MAAA, Assistant Vice President and Director, Individual Annuity Product Management, for Hartford, and are included in reliance upon his opinion as to their reasonableness.



                          DISTRIBUTION OF THE POLICIES



    Hartford intends to sell the Policies in all jurisdictions where it is licensed to do business. The Policies will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO") or certain other independent, registered broker-dealers. Any sales representative or employee will have been qualified to sell variable life insurance Policies under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc.



    Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. Both HESCO and HSD are affiliates of Hartford. The principal business address of HESCO and HSD is the same as that of Hartford.



    The following table shows officers and directors of HSD:



NAME AND PRINCIPAL
BUSINESS ADDRESS         POSITIONS AND OFFICES
-----------------------  ----------------------------------------
Lowndes A. Smith         President and Chief Executive Officer,
                          Director
Thomas M. Marra          Executive Vice President, Director
Robert A. Kerzner        Executive Vice President
Lynda Godkin             Senior Vice President, General Counsel
                          and Corporate Secretary, Director
Peter W. Cummins         Senior Vice President
David T. Foy             Treasurer
George R. Jay            Controller



    The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 7.0% of initial and subsequent premiums.



    Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in the Prospectus.



    In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.



    Hartford may provide information on various topics to Policy Owners and prospective Policy Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------


advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and variable annuities and other investment alternatives, including comparisons between the Policies and the characteristics of, and market for, such alternatives.



                             ADDITIONAL INFORMATION
                                 ABOUT CHARGES



    UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Generally, the minimum initial premium we accept is $10,000. A policy will be issued only on the lives of insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.



    COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks that require full underwriting, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Smoker/ Nonsmoker Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). For standard risks eligible for simplified underwriting, the guaranteed cost of insurance rate is 125% of the 1980 CSO table through age 90, grading to 100% of the 1980 CSO Table at age 100. Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the insured's substandard rating. Unisex rates may be required in some states.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES
                           AND CASH SURRENDER VALUES



    The tables illustrate the way in which a Policy operates. They show how the death benefit and surrender value could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on an initial premium of $10,000. A male age 45, a female age 55 and a male age 65 with Face Amounts of $44,053, $34,014 and $20,001, respectively, are illustrated for the single life preferred Policy for both Policy Owner Option 1 and Policy Owner Option 2. The illustrations for the last survivor preferred Policy assume male and female of equal ages, including age 55 and 65 for Face Amounts of $45,872 and $28,491.



    The death benefit and surrender value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan were made during the period of time illustrated.



    The tables reflect the deductions of current Policy charges for Policy Owner Option 1 and Policy Owner Option 2 and guaranteed Policy charges for a single gross interest rate. The death benefits and surrender values would change if the current cost of insurance charges change.



    The amounts shown for the death benefit and surrender value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.62% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the annual charge of 0.62% described above) of -0.62%, 5.38% and 11.38%, respectively.



    The hypothetical returns shown in the tables are without any tax charges that may be attributable to the Separate Account in the future. In order to produce after tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges (see "Changes to Policy or Separate Account -- Separate Account Taxes").



    The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes of 5% per year, compounded annually.



    Hartford will furnish upon request, a comparable illustration reflecting the proposed Insureds age, risk classification, Face Amount or initial premium requested, and reflecting guaranteed cost of insurance rates. Hartford will also furnish an additional similar illustration reflecting current cost of insurance rates which may be less than, but never greater than, the guaranteed cost of insurance rates.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.38% NET)



                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500          10,895          9,870       44,053      10,814        9,790       44,053
      2         11,025          11,838         10,822       44,053      11,664       10,651       44,053
      3         11,576          12,866         11,860       44,053      12,589       11,589       44,053
      4         12,155          13,985         13,145       44,053      13,595       12,761       44,053
      5         12,763          15,204         14,384       44,053      14,690       13,876       44,053

      6         13,401          16,533         15,938       44,053      15,882       15,293       44,053
      7         14,071          17,981         17,416       44,053      17,181       16,622       44,053
      8         14,775          19,558         19,230       44,053      18,596       18,273       44,053
      9         15,513          21,276         20,993       44,053      20,140       19,860       44,053
     10         16,289          23,149         23,119       44,053      21,827       21,797       44,053

     11         17,103          25,391         25,361       44,053      23,864       23,834       44,053
     12         17,959          27,855         27,825       44,053      26,118       26,088       44,053
     13         18,856          30,568         30,538       44,053      28,618       28,588       44,053
     14         19,799          33,576         33,546       46,334      31,398       31,368       44,053
     15         20,789          36,894         36,864       49,438      34,490       34,460       46,215

     16         21,829          40,550         40,520       52,714      37,905       37,875       49,276
     17         22,920          44,564         44,534       57,041      41,655       41,625       53,318
     18         24,066          48,971         48,941       61,704      45,772       45,742       57,673
     19         25,270          53,811         53,811       66,725      50,294       50,294       62,364
     20         26,533          59,159         59,159       72,174      55,292       55,292       67,456

     25         33,864          94,746         94,746      109,905      88,545       88,545      102,712
     35         55,160         242,623        242,623      257,180     226,591      226,591      240,186



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.38% NET)



                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500          10,308          9,297       44,053      10,226        9,216       44,053
      2         11,025          10,596          9,604       44,053      10,419        9,430       44,053
      3         11,576          10,891          9,921       44,053      10,606        9,641       44,053
      4         12,155          11,196         10,398       44,053      10,788        9,996       44,053
      5         12,763          11,511         10,737       44,053      10,962       10,195       44,053

      6         13,401          11,835         11,287       44,053      11,127       10,585       44,053
      7         14,071          12,169         11,648       44,053      11,278       10,764       44,053
      8         14,775          12,513         12,221       44,053      11,415       11,127       44,053
      9         15,513          12,868         12,606       44,053      11,531       11,272       44,053
     10         16,289          13,234         13,204       44,053      11,624       11,594       44,053

     11         17,103          13,721         13,691       44,053      11,785       11,755       44,053
     12         17,959          14,227         14,197       44,053      11,921       11,891       44,053
     13         18,856          14,753         14,723       44,053      12,028       11,998       44,053
     14         19,799          15,299         15,269       44,053      12,100       12,070       44,053
     15         20,789          15,867         15,837       44,053      12,131       12,101       44,053

     16         21,829          16,456         16,426       44,053      12,112       12,082       44,053
     17         22,920          17,069         17,039       44,053      12,036       12,006       44,053
     18         24,066          17,706         17,676       44,053      11,888       11,858       44,053
     19         25,270          18,368         18,338       44,053      11,655       11,625       44,053
     20         26,533          19,056         19,026       44,053      11,322       11,292       44,053

     25         33,864          22,920         22,890       44,053       7,445        7,415       44,053
     35         55,160          33,275         33,245       44,053          --           --           --



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.62% NET)



                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500           9,722          8,744       44,053       9,639        8,669       44,053
      2         11,025           9,422          8,497       44,053       9,243        8,335       44,053
      3         11,576           9,130          8,256       44,053       8,840        7,992       44,053
      4         12,155           8,847          8,153       44,053       8,430        7,768       44,053
      5         12,763           8,571          7,920       44,053       8,010        7,399       44,053

      6         13,401           8,303          7,858       44,053       7,578        7,169       44,053
      7         14,071           8,043          7,631       44,053       7,132        6,763       44,053
      8         14,775           7,790          7,565       44,053       6,667        6,470       44,053
      9         15,513           7,544          7,344       44,053       6,180        6,011       44,053
     10         16,289           7,304          7,274       44,053       5,666        5,636       44,053

     11         17,103           7,129          7,099       44,053       5,165        5,135       44,053
     12         17,959           6,956          6,926       44,053       4,625        4,595       44,053
     13         18,856           6,788          6,758       44,053       4,042        4,012       44,053
     14         19,799           6,622          6,592       44,053       3,409        3,379       44,053
     15         20,789           6,460          6,430       44,053       2,720        2,690       44,053

     16         21,829           6,301          6,271       44,053       1,966        1,936       44,053
     17         22,920           6,146          6,116       44,053       1,135        1,105       44,053
     18         24,066           5,993          5,963       44,053         215          185        4,053
     19         25,270           5,844          5,814       44,053          --           --           --
     20          2,533           5,697          5,667       44,053          --           --           --

     25         33,864           5,008          4,978       44,053          --           --           --
     35         55,160           3,822          3,792       44,053          --           --           --



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.38% NET)



                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500          10,528          9,748       44,053      10,441        9,661       44,053
      2         11,025          11,513         10,733       44,053      11,329       10,549       44,053
      3         11,576          12,592         11,812       44,053      12,300       11,520       44,053
      4         12,155          13,777         13,147       44,053      13,363       12,733       44,053
      5         12,763          15,075         14,445       44,053      14,529       13,899       44,053

      6         13,401          16,500         16,070       44,053      15,808       15,378       44,053
      7         14,071          18,061         17,631       44,053      17,212       16,782       44,053
      8         14,775          19,774         19,544       44,053      18,754       18,524       44,053
      9         15,513          21,653         21,423       44,053      20,448       20,218       44,053
     10         16,289          23,713         23,683       44,053      22,314       22,284       44,053

     11         17,103          26,011         25,981       44,053      24,408       24,378       44,053
     12         17,959          28,535         28,505       44,053      26,726       26,696       44,053
     13         18,856          31,325         31,295       44,481      29,299       29,269       44,053
     14         19,799          34,414         34,384       47,491      32,161       32,131       44,382
     15         20,789          37,817         37,787       50,674      35,336       35,306       47,349

     16         21,829          41,564         41,534       54,033      38,835       38,805       50,485
     17         22,920          45,680         45,650       58,470      42,678       42,648       54,628
     18         24,066          50,199         50,199       63,250      46,898       46,868       59,091
     19         25,270          55,193         55,193       68,439      51,531       51,531       63,898
     20         26,533          60,679         60,679       74,028      56,653       56,653       69,116

     25         33,864          97,180         97,180      112,729      90,724       90,724      105,239
     35         55,160         248,855        248,855      263,786     232,167      232,167      246,096



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.38% NET)



                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500           9,961          9,184       44,053       9,874        9,104       44,053
      2         11,025          10,304          9,524       44,053      10,118        9,338       44,053
      3         11,576          10,660          9,880       44,053      10,361        9,581       44,053
      4         12,155          11,029         10,399       44,053      10,601        9,971       44,053
      5         12,763          11,413         10,783       44,053      10,838       10,208       44,053

      6         13,401          11,811         11,381       44,053      11,070       10,640       44,053
      7         14,071          12,223         11,793       44,053      11,294       10,864       44,053
      8         14,775          12,651         12,421       44,053      11,507       11,277       44,053
      9         15,513          13,096         12,866       44,053      11,704       11,474       44,053
     10         16,289          13,557         13,527       44,053      11,884       11,854       44,053

     11         17,103          14,056         14,026       44,053      12,060       12,030       44,053
     12         17,959          14,575         14,545       44,053      12,212       12,182       44,053
     13         18,856          15,114         15,084       44,053      12,336       12,306       44,053
     14         19,799          15,675         15,645       44,053      12,427       12,397       44,053
     15         20,789          16,257         16,227       44,053      12,478       12,448       44,053

     16         21,829          16,862         16,832       44,053      12,481       12,451       44,053
     17         22,920          17,491         17,461       44,053      12,429       12,399       44,053
     18         24,066          18,144         18,114       44,053      12,307       12,277       44,053
     19         25,270          18,823         18,793       44,053      12,104       12,074       44,053
     20         26,533          19,529         19,499       44,053      11,803       11,773       44,053

     25         33,864          23,493         23,463       44,053       8,160        8,130       44,053
     35         55,160          34,116         34,086       44,053          --           --           --



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.62% NET)



                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500           9,394          8,659       44,053       9,307        8,579       44,053
      2         11,025           9,162          8,445       44,053       8,975        8,272       44,053
      3         11,576           8,936          8,236       44,053       8,634        7,956       44,053
      4         12,155           8,715          8,162       44,053       8,281        7,754       44,053
      5         12,763           8,498          7,958       44,053       7,916        7,411       44,053

      6         13,401           8,286          7,924       44,053       7,536        7,204       44,053
      7         14,071           8,078          7,725       44,053       7,137        6,822       44,053
      8         14,775           7,875          7,688       44,053       6,717        6,553       44,053
      9         15,513           7,677          7,493       44,053       6,271        6,116       44,053
     10         16,289           7,482          7,452       44,053       5,795        5,765       44,053

     11         17,103           7,303          7,273       44,053       5,294        5,264       44,053
     12         17,959           7,127          7,097       44,053       4,753        4,723       44,053
     13         18,856           6,955          6,925       44,053       4,170        4,140       44,053
     14         19,799           6,786          6,756       44,053       3,538        3,508       44,053
     15         20,789           6,621          6,591       44,053       2,849        2,819       44,053

     16         21,829           6,459          6,429       44,053       2,094        2,064       44,053
     17         22,920           6,300          6,270       44,053       1,265        1,235       44,053
     18         24,066           6,145          6,115       44,053         345          315       44,053
     19         25,270           5,992          5,962       44,053          --           --           --
     20         26,533           5,843          5,813       44,053          --           --           --

     25         33,864           5,139          5,109       44,053          --           --           --
     35         55,160           3,929          3,899       44,053          --           --           --



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.38% NET)



                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500          10,895          9,870       34,014      10,768        9,746       34,014
      2         11,025          11,838         10,822       34,014      11,571       10,559       34,014
      3         11,576          12,866         11,860       34,014      12,445       11,447       34,014
      4         12,155          13,985         13,145       34,014      13,400       12,569       34,014
      5         12,763          15,204         14,384       34,014      14,444       13,633       34,014

      6         13,401          16,533         15,938       34,014      15,585       14,999       34,014
      7         14,071          17,981         17,416       34,014      16,833       16,277       34,014
      8         14,775          19,558         19,230       34,014      18,198       17,877       34,014
      9         15,513          21,276         20,993       34,014      19,692       19,413       34,014
     10         16,289          23,149         23,119       34,014      21,332       21,302       34,014

     11         17,103          25,392         25,362       34,014      23,326       23,296       34,014
     12         17,959          27,881         27,851       34,014      25,552       25,522       34,014
     13         18,856          30,664         30,634       36,184      28,047       28,017       34,014
     14         19,799          33,732         33,702       39,466      30,842       30,812       36,085
     15         20,789          37,105         37,075       43,042      33,924       33,894       39,351

     16         21,829          40,815         40,785       46,937      37,313       37,283       42,909
     17         22,920          44,906         44,876       50,744      41,050       41,020       46,386
     18         24,066          49,422         49,392       54,858      45,175       45,145       50,143
     19         25,270          54,411         54,411       59,307      49,732       49,702       54,207
     20         26,533          59,912         59,912       65,304      54,727       54,727       59,652

     25         33,864          96,858         96,858      102,669      88,476       88,476       93,784
     35         55,160         248,728        248,728      261,164     223,856      223,856      235,049



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.38% NET)



                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500          10,308          9,297       34,014      10,181        9,172       34,014
      2         11,025          10,596          9,604       34,014      10,326        9,339       34,014
      3         11,576          10,891          9,921       34,014      10,463        9,500       34,014
      4         12,155          11,196         10,398       34,014      10,594        9,805       34,014
      5         12,763          11,511         10,737       34,014      10,715        9,951       34,014

      6         13,401          11,835         11,287       34,014      10,824       10,286       34,014
      7         14,071          12,169         11,648       34,014      10,917       10,405       34,014
      8         14,775          12,513         12,221       34,014      10,987       10,702       34,014
      9         15,513          12,868         12,606       34,014      11,027       10,769       34,014
     10         16,289          13,234         13,204       34,014      11,031       11,001       34,014

     11         17,103          13,721         13,691       34,014      11,087       11,057       34,014
     12         17,959          14,227         14,197       34,014      11,104       11,074       34,014
     13         18,856          14,753         14,723       34,014      11,078       11,048       34,014
     14         19,799          15,299         15,269       34,014      11,007       10,977       34,014
     15         20,789          15,867         15,837       34,014      10,881       10,851       34,014

     16         21,829          16,456         16,426       34,014      10,686       10,656       34,014
     17         22,920          17,069         17,039       34,014      10,404       10,374       34,014
     18         24,066          17,706         17,676       34,014      10,009        9,979       34,014
     19         25,270          18,368         18,338       34,014       9,471        9,441       34,014
     20         26,533          19,056         19,026       34,014       8,754        8,724       34,014

     25         33,864          22,920         22,890       34,014         784          754       34,014
     35         55,160          33,275         33,245       34,938          --           --           --



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.62% NET)



                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500           9,722          8,744       34,014       9,595        8,629       34,014
      2         11,025           9,422          8,497       34,014       9,151        8,252       34,014
      3         11,576           9,130          8,256       34,014       8,700        7,865       34,014
      4         12,155           8,847          8,153       34,014       8,239        7,591       34,014
      5         12,763           8,571          7,920       34,014       7,768        7,175       34,014

      6         13,401           8,303          7,858       34,014       7,282        6,888       34,014
      7         14,071           8,043          7,631       34,014       6,777        6,425       34,014
      8         14,775           7,790          7,565       34,014       6,245        6,059       34,014
      9         15,513           7,544          7,344       34,014       5,678        5,521       34,014
     10         16,289           7,304          7,274       34,014       5,071        5,041       34,014

     11         17,103           7,129          7,099       34,014       4,454        4,424       34,014
     12         17,959           6,956          6,926       34,014       3,782        3,752       34,014
     13         18,856           6,788          6,758       34,014       3,051        3,021       34,014
     14         19,799           6,622          6,592       34,014       2,254        2,224       34,014
     15         20,789           6,460          6,430       34,014       1,383        1,353       34,014

     16         21,829           6,301          6,271       34,014         420          390        3,014
     17         22,920           6,146          6,116       34,014          --           --           --
     18         24,066           5,993          5,963       34,014          --           --           --
     19         25,270           5,844          5,814       34,014          --           --           --
     20         26,533           5,697          5,667       34,014          --           --           --

     25         33,864           5,008          4,978       34,014          --           --           --
     35         55,160           3,822          3,792       34,014          --           --           --



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.38% NET)



                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500          10,528          9,748       34,014      10,395        9,615       34,014
      2         11,025          11,513         10,733       34,014      11,231       10,451       34,014
      3         11,576          12,592         11,812       34,014      12,149       11,369       34,014
      4         12,155          13,777         13,147       34,014      13,159       12,529       34,014
      5         12,763          15,075         14,445       34,014      14,270       13,640       34,014

      6         13,401          16,500         16,070       34,014      15,495       15,065       34,014
      7         14,071          18,061         17,631       34,014      16,843       16,413       34,014
      8         14,775          19,774         19,544       34,014      18,330       18,100       34,014
      9         15,513          21,653         21,423       34,014      19,970       19,740       34,014
     10         16,289          23,713         23,683       34,014      21,785       21,755       34,014

     11         17,103          26,016         25,986       34,014      23,835       23,805       34,014
     12         17,959          28,584         28,554       34,014      26,126       26,096       34,014
     13         18,856          31,444         31,414       37,103      28,695       28,665       34,014
     14         19,799          34,590         34,560       40,469      31,562       31,532       36,927
     15         20,789          38,050         38,020       44,137      34,717       34,687       40,271

     16         21,829          41,855         41,825       48,132      38,185       38,155       43,913
     17         22,920          46,051         46,021       52,037      42,011       41,981       47,472
     18         24,066          50,683         50,683       56,257      46,233       46,203       51,318
     19         25,270          55,833         55,833       60,857      50,898       50,898       55,478
     20         26,533          61,478         61,478       67,010      56,044       56,044       61,088

     25         33,864          99,389         99,389      105,352      90,605       90,605       96,041
     35         55,160         255,229        255,229      267,990     229,242      229,242      240,704



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.38% NET)



                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500           9,961          9,184       34,014       9,828        9,061       34,014
      2         11,025          10,304          9,524       34,014      10,022        9,242       34,014
      3         11,576          10,660          9,880       34,014      10,212        9,432       34,014
      4         12,155          11,029         10,399       34,014      10,399        9,769       34,014
      5         12,763          11,413         10,783       34,014      10,581        9,951       34,014

      6         13,401          11,811         11,381       34,014      10,754       10,324       34,014
      7         14,071          12,223         11,793       34,014      10,916       10,486       34,014
      8         14,775          12,651         12,421       34,014      11,059       10,829       34,014
      9         15,513          13,096         12,866       34,014      11,177       10,947       34,014
     10         16,289          13,557         13,527       34,014      11,265       11,235       34,014

     11         17,103          14,056         14,026       34,014      11,335       11,305       34,014
     12         17,959          14,575         14,545       34,014      11,369       11,339       34,014
     13         18,856          15,114         15,084       34,014      11,362       11,332       34,014
     14         19,799          15,675         15,645       34,014      11,310       11,280       34,014
     15         20,789          16,257         16,227       34,014      11,206       11,176       34,014

     16         21,829          16,862         16,832       34,014      11,036       11,006       34,014
     17         22,920          17,491         17,461       34,014      10,782       10,752       34,014
     18         24,066          18,144         18,114       34,014      10,418       10,388       34,014
     19         25,270          18,823         18,793       34,014       9,915        9,885       34,014
     20         26,533          19,529         19,499       34,014       9,240        9,210       34,014

     25         33,864          23,493         23,463       34,014       1,615        1,585       34,014
     35         55,160          34,116         34,086       35,822          --           --           --



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.62% NET)



                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500           9,394          8,659       34,014       9,261        8,537       34,014
      2         11,025           9,162          8,445       34,014       8,881        8,185       34,014
      3         11,576           8,936          8,236       34,014       8,488        7,822       34,014
      4         12,155           8,715          8,162       34,014       8,084        7,569       34,014
      5         12,763           8,498          7,958       34,014       7,666        7,176       34,014

      6         13,401           8,286          7,924       34,014       7,229        6,910       34,014
      7         14,071           8,078          7,725       34,014       6,770        6,469       34,014
      8         14,775           7,875          7,688       34,014       6,280        6,125       34,014
      9         15,513           7,677          7,493       34,014       5,752        5,607       34,014
     10         16,289           7,482          7,452       34,014       5,179        5,149       34,014

     11         17,103           7,303          7,273       34,014       4,563        4,533       34,014
     12         17,959           7,127          7,097       34,014       3,892        3,862       34,014
     13         18,856           6,955          6,925       34,014       3,161        3,131       34,014
     14         19,799           6,786          6,756       34,014       2,366        2,336       34,014
     15         20,789           6,621          6,591       34,014       1,496        1,466       34,014

     16         21,829           6,459          6,429       34,014         535          505       34,014
     17         22,920           6,300          6,270       34,014          --           --           --
     18         24,066           6,145          6,115       34,014          --           --           --
     19         25,270           5,992          5,962       34,014          --           --           --
     20         26,533           5,843          5,813       34,014          --           --           --

     25         33,864           5,139          5,109       34,014          --           --           --
     35         55,160           3,929          3,899       34,014          --           --           --



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.38% NET)



                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500          10,895          9,870       20,001      10,683        9,662       20,001
      2         11,025          11,838         10,822       20,001      11,390       10,382       20,001
      3         11,576          12,866         11,860       20,001      12,162       11,169       20,001
      4         12,155          13,985         13,145       20,001      13,010       12,184       20,001
      5         12,763          15,204         14,384       20,001      13,948       13,144       20,001

      6         13,401          16,533         15,938       20,001      14,994       14,414       20,001
      7         14,071          17,981         17,416       20,318      16,171       15,620       20,001
      8         14,775          19,564         19,236       21,715      17,508       17,191       20,001
      9         15,513          21,301         21,018       23,218      19,039       18,761       20,752
     10         16,289          23,181         23,151       25,267      20,715       20,685       22,579

     11         17,103          25,435         25,405       27,470      22,726       22,696       24,544
     12         17,959          27,918         27,888       29,871      24,941       24,911       26,686
     13         18,856          30,629         30,599       32,773      27,358       27,328       29,272
     14         19,799          33,619         33,589       35,636      30,025       29,995       31,826
     15         20,789          36,891         36,861       39,104      32,937       32,907       34,912

     16         21,829          40,500         40,470       42,525      36,156       36,126       37,963
     17         22,920          44,449         44,419       46,671      39,669       39,639       41,652
     18         24,066          48,785         48,755       51,224      43,498       43,468       45,673
     19         25,270          53,548         53,548       56,225      47,665       47,635       50,048
     20         26,533          58,812         58,812       61,753      52,193       52,193       54,802

     25         33,864          93,991         93,991       98,690      81,366       81,366       85,434
     35         55,160         240,259        240,259      242,661     201,657      201,657      203,673



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.38% NET)



                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500          10,308          9,297       20,001      10,093        9,086       20,001
      2         11,025          10,596          9,604       20,001      10,130        9,147       20,001
      3         11,576          10,891          9,921       20,001      10,136        9,179       20,001
      4         12,155          11,196         10,398       20,001      10,108        9,327       20,001
      5         12,763          11,511         10,737       20,001      10,038        9,283       20,001

      6         13,401          11,835         11,287       20,001       9,918        9,392       20,001
      7         14,071          12,169         11,648       20,001       9,734        9,242       20,001
      8         14,775          12,513         12,221       20,001       9,472        9,205       20,001
      9         15,513          12,868         12,606       20,001       9,112        8,877       20,001
     10         16,289          13,234         13,204       20,001       8,631        8,601       20,001

     11         17,103          13,721         13,691       20,001       8,075        8,045       20,001
     12         17,959          14,227         14,197       20,001       7,341        7,311       20,001
     13         18,856          14,753         14,723       20,001       6,389        6,359       20,001
     14         19,799          15,299         15,269       20,001       5,163        5,133       20,001
     15         20,789          15,867         15,837       20,001       3,585        3,555       20,001

     16         21,829          16,456         16,426       20,001       1,544        1,514       20,001
     17         22,920          17,069         17,039       20,001          --           --           --
     18         24,066          17,706         17,676       20,001          --           --           --
     19         25,270          18,368         18,338       20,001          --           --           --
     20         26,533          19,056         19,026       20,008          --           --           --

     25         33,864          22,920         22,890       24,066          --           --           --
     35         55,160          33,302         33,272       33,635          --           --           --



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.62% NET)



                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500           9,722          8,744       20,001       9,504        8,547       20,001
      2         11,025           9,422          8,497       20,001       8,942        8,062       20,001
      3         11,576           9,130          8,256       20,001       8,339        7,538       20,001
      4         12,155           8,847          8,153       20,001       7,687        7,081       20,001
      5         12,763           8,571          7,920       20,001       6,976        6,440       20,001

      6         13,401           8,303          7,858       20,001       6,193        5,853       20,001
      7         14,071           8,043          7,631       20,001       5,320        5,037       20,001
      8         14,775           7,790          7,565       20,001       4,334        4,196       20,001
      9         15,513           7,544          7,344       20,001       3,208        3,106       20,001
     10         16,289           7,304          7,274       20,001       1,909        1,879       20,001

     11         17,103           7,129          7,099       20,001         411          381       20,001
     12         17,959           6,956          6,926       20,001          --           --           --
     13         18,856           6,788          6,758       20,001          --           --           --
     14         19,799           6,622          6,592       20,001          --           --           --
     15         20,789           6,460          6,430       20,001          --           --           --

     16         21,829           6,301          6,271       20,001          --           --           --
     17         22,920           6,146          6,116       20,001          --           --           --
     18         24,066           5,993          5,963       20,001          --           --           --
     19         25,270           5,844          5,814       20,001          --           --           --
     20         26,533           5,697          5,667       20,001          --           --           --

     25         33,864           5,008          4,978       20,001          --           --           --
     35         55,160           3,822          3,792       20,001          --           --           --



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.38% NET)



                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500          10,528          9,748       20,001      10,300        9,520       20,001
      2         11,025          11,513         10,733       20,001      11,031       10,251       20,001
      3         11,576          12,592         11,812       20,001      11,834       11,054       20,001
      4         12,155          13,777         13,147       20,001      12,721       12,091       20,001
      5         12,763          15,075         14,445       20,001      13,710       13,080       20,001

      6         13,401          16,500         16,070       20,001      14,820       14,390       20,001
      7         14,071          18,061         17,631       20,409      16,078       15,648       20,001
      8         14,775          19,781         19,551       21,956      17,518       17,288       20,001
      9         15,513          21,678         21,448       23,629      19,175       18,945       20,900
     10         16,289          23,746         23,716       25,883      21,000       20,970       22,890

     11         17,103          26,056         26,026       28,140      23,039       23,009       24,882
     12         17,959          28,600         28,570       30,601      25,285       25,255       27,054
     13         18,856          31,378         31,348       33,574      27,736       27,706       29,677
     14         19,799          34,442         34,412       36,508      30,440       30,410       32,266
     15         20,789          37,795         37,765       40,062      33,393       33,363       35,396

     16         21,829          41,493         41,463       43,568      36,656       36,626       38,489
     17         22,920          45,539         45,509       47,816      40,219       40,189       42,229
     18         24,066          49,983         49,953       52,482      44,101       44,071       46,306
     19         25,270          54,864         54,864       57,607      48,327       48,297       50,743
     20         26,533          60,258         60,258       63,270      52,918       52,918       55,563

     25         33,864          96,301         96,301      101,115      82,496       82,496       86,621
     35         55,160         246,162        246,162      248,623     204,458      204,458      206,502



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.38% NET)



                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500           9,961          9,184       20,001       9,731        8,971       20,001
      2         11,025          10,304          9,524       20,001       9,808        9,043       20,001
      3         11,576          10,660          9,880       20,001       9,858        9,088       20,001
      4         12,155          11,029         10,399       20,001       9,874        9,252       20,001
      5         12,763          11,413         10,783       20,001       9,852        9,231       20,001

      6         13,401          11,811         11,381       20,001       9,782        9,361       20,001
      7         14,071          12,223         11,793       20,001       9,652        9,236       20,001
      8         14,775          12,651         12,421       20,001       9,447        9,228       20,001
      9         15,513          13,096         12,866       20,001       9,148        8,935       20,001
     10         16,289          13,557         13,527       20,001       8,733        8,703       20,001

     11         17,103          14,056         14,026       20,001       8,189        8,159       20,001
     12         17,959          14,575         14,545       20,001       7,472        7,442       20,001
     13         18,856          15,114         15,084       20,001       6,539        6,509       20,001
     14         19,799          15,675         15,645       20,001       5,337        5,307       20,001
     15         20,789          16,257         16,227       20,001       3,788        3,758       20,001

     16         21,829          16,862         16,832       20,001       1,784        1,754       20,001
     17         22,920          17,491         17,461       20,001          --           --           --
     18         24,066          18,144         18,114       20,001          --           --           --
     19         25,270          18,823         18,793       20,001          --           --           --
     20         26,533          19,529         19,499       20,505          --           --           --

     25         33,864          23,493         23,463       24,667          --           --           --
     35         55,160          34,145         34,115       34,486          --           --           --



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.62% NET)



                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500           9,394          8,659       20,001       9,162        8,445       20,001
      2         11,025           9,162          8,445       20,001       8,656        7,977       20,001
      3         11,576           8,936          8,236       20,001       8,104        7,466       20,001
      4         12,155           8,715          8,162       20,001       7,500        7,020       20,001
      5         12,763           8,498          7,958       20,001       6,832        6,392       20,001

      6         13,401           8,286          7,924       20,001       6,088        5,815       20,001
      7         14,071           8,078          7,725       20,001       5,250        5,010       20,001
      8         14,775           7,875          7,688       20,001       4,293        4,177       20,001
      9         15,513           7,677          7,493       20,001       3,190        3,096       20,001
     10         16,289           7,482          7,452       20,001       1,907        1,877       20,001

     11         17,103           7,303          7,273       20,001         409          379       20,001
     12         17,959           7,127          7,097       20,001          --           --           --
     13         18,856           6,955          6,925       20,001          --           --           --
     14         19,799           6,786          6,756       20,001          --           --           --
     15         20,789           6,621          6,591       20,001          --           --           --

     16         21,829           6,459          6,429       20,001          --           --           --
     17         22,920           6,300          6,270       20,001          --           --           --
     18         24,066           6,145          6,115       20,001          --           --           --
     19         25,270           5,992          5,962       20,001          --           --           --
     20         26,533           5,843          5,813       20,001          --           --           --

     25         33,864           5,139          5,109       20,001          --           --           --
     35         55,160           3,929          3,899       20,001          --           --           --



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                ISSUE AGE: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.38% NET)



                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500          10,964          9,937       45,872      10,964        9,937       45,872
      2         11,025          11,980         10,961       45,872      11,980       10,961       45,872
      3         11,576          13,088         12,079       45,872      13,088       12,079       45,872
      4         12,155          14,294         13,449       45,872      14,294       13,449       45,872
      5         12,763          15,606         14,781       45,872      15,606       14,781       45,872

      6         13,401          17,034         16,434       45,872      17,034       16,434       45,872
      7         14,071          18,589         18,019       45,872      18,589       18,019       45,872
      8         14,775          20,279         19,948       45,872      20,279       19,948       45,872
      9         15,513          22,118         21,833       45,872      22,118       21,833       45,872
     10         16,289          24,119         24,089       45,872      24,119       24,089       45,872

     11         17,103          26,511         26,481       45,872      26,511       26,481       45,872
     12         17,959          29,145         29,115       45,872      29,145       29,115       45,872
     13         18,856          32,051         32,021       45,872      32,051       32,021       45,872
     14         19,799          35,267         35,237       45,872      35,267       35,237       45,872
     15         20,789          38,839         38,809       45,872      38,839       38,809       45,872

     16         21,829          42,806         42,776       49,226      42,806       42,776       49,226
     17         22,920          47,181         47,151       53,314      47,181       47,151       53,314
     18         24,066          52,004         52,004       57,724      52,004       52,004       57,724
     19         25,270          57,359         57,359       62,521      57,359       57,359       62,521
     20         26,533          63,237         63,237       68,927      63,237       63,237       68,927

     25         33,864         102,656        102,656      108,815     102,656      102,656      108,815
     35         55,160         266,613        266,613      279,943     259,988      259,988      272,987



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                ISSUE AGE: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.38% NET)



                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500          10,373          9,359       45,872      10,373        9,359       45,872
      2         11,025          10,722          9,727       45,872      10,722        9,727       45,872
      3         11,576          11,076         10,102       45,872      11,076       10,102       45,872
      4         12,155          11,433         10,632       45,872      11,433       10,632       45,872
      5         12,763          11,793         11,015       45,872      11,793       11,015       45,872

      6         13,401          12,152         11,601       45,872      12,152       11,601       45,872
      7         14,071          12,515         11,991       45,872      12,509       11,985       45,872
      8         14,775          12,890         12,595       45,872      12,860       12,565       45,872
      9         15,513          13,276         13,013       45,872      13,198       12,935       45,872
     10         16,289          13,675         13,645       45,872      13,520       13,490       45,872

     11         17,103          14,201         14,171       45,872      13,930       13,900       45,872
     12         17,959          14,747         14,717       45,872      14,319       14,289       45,872
     13         18,856          15,316         15,286       45,872      14,679       14,649       45,872
     14         19,799          15,909         15,879       45,872      15,004       14,974       45,872
     15         20,789          16,525         16,495       45,872      15,282       15,252       45,872

     16         21,829          17,166         17,136       45,872      15,501       15,471       45,872
     17         22,920          17,834         17,804       45,872      15,642       15,612       45,872
     18         24,066          18,528         18,498       45,872      15,682       15,652       45,872
     19         25,270          19,251         19,221       45,872      15,589       15,559       45,872
     20         26,533          20,004         19,974       45,872      15,330       15,300       45,872

     25         33,864          24,250         24,220       45,872       9,799        9,769       45,872
     35         55,160          35,763         35,733       45,872          --           --           --



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                ISSUE AGE: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.62% NET)



                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500           9,782          8,798       45,872       9,782        8,798       45,872
      2         11,025           9,533          8,597       45,872       9,533        8,597       45,872
      3         11,576           9,280          8,392       45,872       9,280        8,392       45,872
      4         12,155           9,023          8,317       45,872       9,023        8,317       45,872
      5         12,763           8,759          8,094       45,872       8,759        8,094       45,872

      6         13,401           8,499          8,044       45,872       8,486        8,032       45,872
      7         14,071           8,246          7,824       45,872       8,200        7,780       45,872
      8         14,775           7,999          7,769       45,872       7,896        7,669       45,872
      9         15,513           7,758          7,554       45,872       7,570        7,369       45,872
     10         16,289           7,524          7,494       45,872       7,213        7,183       45,872

     11         17,103           7,355          7,325       45,872       6,876        6,846       45,872
     12         17,959           7,190          7,160       45,872       6,491        6,461       45,872
     13         18,856           7,027          6,997       45,872       6,048        6,018       45,872
     14         19,799           6,867          6,837       45,872       5,538        5,508       45,872
     15         20,789           6,710          6,680       45,872       4,948        4,918       45,872

     16         21,829           6,556          6,526       45,872       4,259        4,229       45,872
     17         22,920           6,405          6,375       45,872       3,448        3,418       45,872
     18         24,066           6,257          6,227       45,872       2,482        2,452       45,872
     19         25,270           6,111          6,081       45,872       1,319        1,289       45,872
     20         26,533           5,968          5,938       45,872          --           --           --

     25         33,864           5,293          5,263       45,872          --           --           --
     35         55,160           4,118          4,088       45,872          --           --           --



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                ISSUE AGE: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.38% NET)



                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500          10,594          9,814       45,872      10,594        9,814       45,872
      2         11,025          11,650         10,870       45,872      11,650       10,870       45,872
      3         11,576          12,809         12,029       45,872      12,809       12,029       45,872
      4         12,155          14,079         13,449       45,872      14,079       13,449       45,872
      5         12,763          15,471         14,841       45,872      15,471       14,841       45,872

      6         13,401          16,996         16,566       45,872      16,996       16,566       45,872
      7         14,071          18,668         18,238       45,872      18,668       18,238       45,872
      8         14,775          20,500         20,270       45,872      20,500       20,270       45,872
      9         15,513          22,508         22,278       45,872      22,508       22,278       45,872
     10         16,289          24,709         24,679       45,872      24,709       24,679       45,872

     11         17,103          27,167         27,137       45,872      27,167       27,137       45,872
     12         17,959          29,874         29,844       45,872      29,874       29,844       45,872
     13         18,856          32,864         32,834       45,872      32,864       32,834       45,872
     14         19,799          36,175         36,145       45,872      36,175       36,145       45,872
     15         20,789          39,855         39,825       46,231      39,855       39,825       46,231

     16         21,829          43,930         43,900       50,519      43,930       43,900       50,519
     17         22,920          48,421         48,391       54,715      48,421       48,391       54,715
     18         24,066          53,372         53,372       59,242      53,372       53,372       59,242
     19         25,270          58,867         58,867       64,165      58,867       58,867       64,165
     20         26,533          64,899         64,899       70,740      64,899       64,899       70,740

     25         33,864         105,355        105,355      111,676     105,355      105,355      111,676
     35         55,160         273,623        273,623      287,304     266,825      266,825      280,165



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                ISSUE AGE: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.38% NET)



                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500          10,023          9,243       45,872      10,023        9,243       45,872
      2         11,025          10,426          9,646       45,872      10,426        9,646       45,872
      3         11,576          10,839         10,059       45,872      10,839       10,059       45,872
      4         12,155          11,261         10,631       45,872      11,261       10,631       45,872
      5         12,763          11,690         11,060       45,872      11,690       11,060       45,872

      6         13,401          12,124         11,694       45,872      12,124       11,694       45,872
      7         14,071          12,568         12,138       45,872      12,562       12,132       45,872
      8         14,775          13,028         12,798       45,872      12,999       12,769       45,872
      9         15,513          13,507         13,277       45,872      13,431       13,201       45,872
     10         16,289          14,004         13,974       45,872      13,853       13,823       45,872

     11         17,103          14,543         14,513       45,872      14,280       14,250       45,872
     12         17,959          15,104         15,074       45,872      14,688       14,658       45,872
     13         18,856          15,687         15,657       45,872      15,068       15,038       45,872
     14         19,799          16,295         16,265       45,872      15,414       15,384       45,872
     15         20,789          16,927         16,897       45,872      15,717       15,687       45,872

     16         21,829          17,584         17,554       45,872      15,962       15,932       45,872
     17         22,920          18,269         18,239       45,872      16,133       16,103       45,872
     18         24,066          18,981         18,951       45,872      16,206       16,176       45,872
     19         25,270          19,723         19,693       45,872      16,152       16,122       45,872
     20         26,533          20,494         20,464       45,872      15,937       15,907       45,872

     25         33,864          24,849         24,819       45,872      10,777       10,747       45,872
     35         55,160          36,655         36,625       45,872          --           --           --



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                ISSUE AGE: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.62% NET)



                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500           9,452          8,713       45,872       9,452        8,713       45,872
      2         11,025           9,270          8,545       45,872       9,270        8,545       45,872
      3         11,576           9,082          8,371       45,872       9,082        8,371       45,872
      4         12,155           8,887          8,324       45,872       8,887        8,324       45,872
      5         12,763           8,682          8,131       45,872       8,682        8,131       45,872

      6         13,401           8,479          8,110       45,872       8,465        8,097       45,872
      7         14,071           8,280          7,918       45,872       8,233        7,874       45,872
      8         14,775           8,084          7,893       45,872       7,981        7,792       45,872
      9         15,513           7,893          7,705       45,872       7,704        7,520       45,872
     10         16,289           7,706          7,676       45,872       7,394        7,364       45,872

     11         17,103           7,533          7,503       45,872       7,055        7,025       45,872
     12         17,959           7,364          7,334       45,872       6,668        6,638       45,872
     13         18,856           7,198          7,168       45,872       6,225        6,195       45,872
     14         19,799           7,035          7,005       45,872       5,714        5,684       45,872
     15         20,789           6,875          6,845       45,872       5,124        5,094       45,872

     16         21,829           6,718          6,688       45,872       4,435        4,405       45,872
     17         22,920           6,564          6,534       45,872       3,625        3,595       45,872
     18         24,066           6,413          6,383       45,872       2,659        2,629       45,872
     19         25,270           6,264          6,234       45,872       1,499        1,469       45,872
     20         26,533           6,118          6,088       45,872          96           66       45,872

     25         33,864           5,430          5,400       45,872          --           --           --
     35         55,160           4,231          4,201       45,872          --           --           --



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   33
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                ISSUE AGE: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.38% NET)



                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500          10,957          9,931       28,491      10,957        9,931       28,491
      2         11,025          11,954         10,935       28,491      11,954       10,935       28,491
      3         11,576          13,025         12,017       28,491      13,025       12,017       28,491
      4         12,155          14,180         13,337       28,491      14,176       13,334       28,491
      5         12,763          15,440         14,617       28,491      15,417       14,594       28,491

      6         13,401          16,815         16,217       28,491      16,755       16,158       28,491
      7         14,071          18,315         17,748       28,491      18,203       17,636       28,491
      8         14,775          19,953         19,623       28,491      19,774       19,445       28,491
      9         15,513          21,739         21,455       28,491      21,487       21,203       28,491
     10         16,289          23,689         23,659       28,491      23,370       23,340       28,491

     11         17,103          26,039         26,009       28,491      25,668       25,638       28,491
     12         17,959          28,672         28,642       30,679      28,257       28,227       30,235
     13         18,856          31,564         31,534       33,773      31,107       31,077       33,284
     14         19,799          34,749         34,719       36,833      34,245       34,215       36,299
     15         20,789          38,237         38,207       40,531      37,682       37,652       39,942

     16         21,829          42,083         42,053       44,186      41,471       41,441       43,544
     17         22,920          46,291         46,261       48,605      45,618       45,588       47,898
     18         24,066          50,888         50,888       53,432      50,148       50,148       52,655
     19         25,270          55,975         55,975       58,773      55,122       55,122       57,877
     20         26,533          61,570         61,570       64,648      60,538       60,538       63,565

     25         33,864          99,140         99,140      104,096      95,342       95,342      100,109
     35         55,160         257,042        257,042      259,612     237,392      237,392      239,765



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

34                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                ISSUE AGE: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.38% NET)



                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500          10,367          9,353       28,491      10,367        9,353       28,491
      2         11,025          10,695          9,701       28,491      10,695        9,701       28,491
      3         11,576          11,011         10,038       28,491      11,011       10,038       28,491
      4         12,155          11,336         10,536       28,491      11,310       10,510       28,491
      5         12,763          11,673         10,897       28,491      11,587       10,812       28,491

      6         13,401          12,020         11,470       28,491      11,836       11,288       28,491
      7         14,071          12,378         11,855       28,491      12,049       11,528       28,491
      8         14,775          12,748         12,455       28,491      12,213       11,922       28,491
      9         15,513          13,130         12,867       28,491      12,314       12,054       28,491
     10         16,289          13,525         13,495       28,491      12,337       12,307       28,491

     11         17,103          14,044         14,014       28,491      12,365       12,335       28,491
     12         17,959          14,584         14,554       28,491      12,281       12,251       28,491
     13         18,856          15,147         15,117       28,491      12,062       12,032       28,491
     14         19,799          15,732         15,702       28,491      11,678       11,648       28,491
     15         20,789          16,341         16,311       28,491      11,086       11,056       28,491

     16         21,829          16,975         16,945       28,491      10,231       10,201       28,491
     17         22,920          17,635         17,605       28,491       9,029        8,999       28,491
     18         24,066          18,321         18,291       28,491       7,367        7,337       28,491
     19         25,270          19,036         19,006       28,491       5,084        5,054       28,491
     20         26,533          19,779         19,749       28,491       1,959        1,929       28,491

     25         33,864          23,976         23,946       28,491          --           --           --
     35         55,160          35,355         35,325       35,708          --           --           --



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   35
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                ISSUE AGE: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.62% NET)



                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500           9,776          8,793       28,491       9,776        8,793       28,491
      2         11,025           9,506          8,573       28,491       9,506        8,573       28,491
      3         11,576           9,226          8,342       28,491       9,214        8,332       28,491
      4         12,155           8,953          8,252       28,491       8,896        8,199       28,491
      5         12,763           8,688          8,028       28,491       8,545        7,896       28,491

      6         13,401           8,429          7,978       28,491       8,152        7,714       28,491
      7         14,071           8,177          7,759       28,491       7,705        7,309       28,491
      8         14,775           7,932          7,704       28,491       7,190        6,980       28,491
      9         15,513           7,694          7,491       28,491       6,586        6,408       28,491
     10         16,289           7,462          7,432       28,491       5,871        5,841       28,491

     11         17,103           7,294          7,264       28,491       5,061        5,031       28,491
     12         17,959           7,129          7,099       28,491       4,075        4,045       28,491
     13         18,856           6,967          6,937       28,491       2,876        2,846       28,491
     14         19,799           6,809          6,779       28,491       1,416        1,386       28,491
     15         20,789           6,653          6,623       28,491          --           --           --

     16         21,829           6,500          6,470       28,491          --           --           --
     17         22,920           6,350          6,320       28,491          --           --           --
     18         24,066           6,203          6,173       28,491          --           --           --
     19         25,270           6,058          6,028       28,491          --           --           --
     20         26,533           5,916          5,886       28,491          --           --           --

     25         33,864           5,245          5,215       28,491          --           --           --
     35         55,160           4,078          4,048       28,491          --           --           --



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

36                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                ISSUE AGE: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.38% NET)



                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500          10,587          9,807       28,491      10,587        9,807       28,491
      2         11,025          11,623         10,843       28,491      11,623       10,843       28,491
      3         11,576          12,743         11,963       28,491      12,743       11,963       28,491
      4         12,155          13,963         13,333       28,491      13,958       13,328       28,491
      5         12,763          15,303         14,673       28,491      15,275       14,645       28,491

      6         13,401          16,774         16,344       28,491      16,708       16,278       28,491
      7         14,071          18,390         17,960       28,491      18,269       17,839       28,491
      8         14,775          20,165         19,935       28,491      19,979       19,749       28,491
      9         15,513          22,115         21,885       28,491      21,860       21,630       28,491
     10         16,289          24,257         24,227       28,491      23,947       23,917       28,491

     11         17,103          26,680         26,650       28,814      26,325       26,295       28,491
     12         17,959          29,384         29,354       31,440      28,991       28,961       31,020
     13         18,856          32,348         32,318       34,612      31,916       31,886       34,149
     14         19,799          35,613         35,583       37,749      35,136       35,106       37,244
     15         20,789          39,188         39,158       41,539      38,663       38,633       40,983

     16         21,829          43,131         43,101       45,287      42,552       42,522       44,680
     17         22,920          47,445         47,415       49,816      46,808       46,778       49,148
     18         24,066          52,157         52,157       54,765      51,457       51,457       54,029
     19         25,270          57,371         57,371       60,239      56,561       56,561       59,388
     20         26,533          63,105         63,105       66,260      62,119       62,119       65,224

     25         33,864         101,612        101,612      106,692      97,831       97,831      102,722
     35         55,160         263,452        263,452      266,087     243,590      243,590      246,025



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   37
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                ISSUE AGE: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.38% NET)



                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500          10,016          9,236       28,491      10,016        9,236       28,491
      2         11,025          10,398          9,618       28,491      10,398        9,618       28,491
      3         11,576          10,774          9,994       28,491      10,772        9,992       28,491
      4         12,155          11,165         10,535       28,491      11,134       10,504       28,491
      5         12,763          11,570         10,940       28,491      11,479       10,849       28,491

      6         13,401          11,992         11,562       28,491      11,800       11,370       28,491
      7         14,071          12,430         12,000       28,491      12,090       11,660       28,491
      8         14,775          12,886         12,656       28,491      12,338       12,108       28,491
      9         15,513          13,359         13,129       28,491      12,530       12,300       28,491
     10         16,289          13,850         13,820       28,491      12,651       12,621       28,491

     11         17,103          14,383         14,353       28,491      12,703       12,673       28,491
     12         17,959          14,937         14,907       28,491      12,649       12,619       28,491
     13         18,856          15,514         15,484       28,491      12,464       12,434       28,491
     14         19,799          16,114         16,084       28,491      12,121       12,091       28,491
     15         20,789          16,739         16,709       28,491      11,580       11,550       28,491

     16         21,829          17,389         17,359       28,491      10,786       10,756       28,491
     17         22,920          18,065         18,035       28,491       9,662        9,632       28,491
     18         24,066          18,769         18,739       28,491       8,097        8,067       28,491
     19         25,270          19,502         19,472       28,491       5,939        5,909       28,491
     20         26,533          20,264         20,234       28,491       2,978        2,948       28,491

     25         33,864          24,569         24,539       28,491          --           --           --
     35         55,160          36,238         36,208       36,600          --           --           --



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

38                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                ISSUE AGE: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.62% NET)



                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500           9,446          8,707       28,491       9,446        8,707       28,491
      2         11,025           9,242          8,519       28,491       9,242        8,519       28,491
      3         11,576           9,028          8,321       28,491       9,014        8,308       28,491
      4         12,155           8,817          8,258       28,491       8,757        8,202       28,491
      5         12,763           8,611          8,065       28,491       8,463        7,926       28,491

      6         13,401           8,410          8,043       28,491       8,125        7,770       28,491
      7         14,071           8,212          7,853       28,491       7,730        7,391       28,491
      8         14,775           8,018          7,827       28,491       7,263        7,088       28,491
      9         15,513           7,828          7,641       28,491       6,704        6,540       28,491
     10         16,289           7,642          7,612       28,491       6,031        6,001       28,491

     11         17,103           7,470          7,440       28,491       5,224        5,194       28,491
     12         17,959           7,302          7,272       28,491       4,242        4,212       28,491
     13         18,856           7,137          7,107       28,491       3,048        3,018       28,491
     14         19,799           6,976          6,946       28,491       1,595        1,565       28,491
     15         20,789           6,817          6,787       28,491          --           --           --

     16         21,829           6,661          6,631       28,491          --           --           --
     17         22,920           6,508          6,478       28,491          --           --           --
     18         24,066           6,357          6,327       28,491          --           --           --
     19         25,270           6,210          6,180       28,491          --           --           --
     20         26,533           6,065          6,035       28,491          --           --           --

     25         33,864           5,381          5,351       28,491          --           --           --
     35         55,160           4,191          4,161       28,491          --           --           --



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 SA-1
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life and Annuity Insurance Company
Separate Account Five and to the
Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Five (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Securities Fund, Index Fund, International Opportunities Fund, Dividend and Growth Fund, International Advisers Fund, Small Company Fund, MidCap Fund, Growth and Income Fund, Global Leaders Fund, and High Yield Fund) (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 16, 1999                ARTHUR ANDERSEN LLP

SA-2                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT FIVE

STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 1998

                             BOND FUND      STOCK FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           -------------   -------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
      Shares 6,096,035
      Cost $6,396,727
      Market Value.......    $ 6,587,772        --
    Hartford Stock HLS
     Fund, Inc. - Class
     IA
      Shares 8,610,961
      Cost $39,066,028
      Market Value.......       --          $ 56,502,251
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
      Shares 15,049,987
      Cost $15,049,987
      Market Value.......       --              --
    Hartford Advisers HLS
     Fund, Inc. - Class
     IA
      Shares 21,809,777
      Cost $50,112,038
      Market Value.......       --              --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. - Class
     IA
      Shares 10,602,103
      Cost $40,302,366
      Market Value.......       --              --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. - Class IA
      Shares 2,116,100
      Cost $2,298,881
      Market Value.......       --              --
    Hartford Index HLS
     Fund, Inc. - Class
     IA
      Shares 4,598,688
      Cost $11,430,523
      Market Value.......       --              --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                52,354
  Receivable from fund
   shares sold...........         10,000        --
                           -------------   -------------
  Total Assets...........      6,597,772      56,554,605
                           -------------   -------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............          9,982        --
  Payable for fund shares
   purchased.............       --                52,225
                           -------------   -------------
  Total Liabilities......          9,982          52,225
                           -------------   -------------
  Net Assets (variable
   life contract
   liabilities)..........    $ 6,587,790    $ 56,502,380
                           -------------   -------------
                           -------------   -------------

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 SA-3
--------------------------------------------------------------------------------

                              MONEY                              CAPITAL             MORTGAGE
                           MARKET FUND     ADVISERS FUND    APPRECIATION FUND    SECURITIES FUND     INDEX FUND
                           SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------   ---------------   ------------------   ----------------   -------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
      Shares 6,096,035
      Cost $6,396,727
      Market Value.......       --              --                --                  --                 --
    Hartford Stock HLS
     Fund, Inc. - Class
     IA
      Shares 8,610,961
      Cost $39,066,028
      Market Value.......       --              --                --                  --                 --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
      Shares 15,049,987
      Cost $15,049,987
      Market Value.......  $ 15,049,987         --                --                  --                 --
    Hartford Advisers HLS
     Fund, Inc. - Class
     IA
      Shares 21,809,777
      Cost $50,112,038
      Market Value.......       --          $  65,107,702         --                  --                 --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. - Class
     IA
      Shares 10,602,103
      Cost $40,302,366
      Market Value.......       --              --              $50,456,269           --                 --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. - Class IA
      Shares 2,116,100
      Cost $2,298,881
      Market Value.......       --              --                --                $2,295,023           --
    Hartford Index HLS
     Fund, Inc. - Class
     IA
      Shares 4,598,688
      Cost $11,430,523
      Market Value.......       --              --                --                  --             $ 16,419,396
  Due from Hartford Life
   and Annuity Insurance
   Company...............       857,405           116,025            13,490                  6            123,311
  Receivable from fund
   shares sold...........       --              --                --                  --                 --
                           ------------   ---------------   ------------------   ----------------   -------------
  Total Assets...........    15,907,392        65,223,727        50,469,759          2,295,029         16,542,707
                           ------------   ---------------   ------------------   ----------------   -------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --              --                --                  --                 --
  Payable for fund shares
   purchased.............       854,472           115,826            14,473           --                  123,521
                           ------------   ---------------   ------------------   ----------------   -------------
  Total Liabilities......       854,472           115,826            14,473           --                  123,521
                           ------------   ---------------   ------------------   ----------------   -------------
  Net Assets (variable
   life contract
   liabilities)..........  $ 15,052,920     $  65,107,901       $50,455,286         $2,295,029       $ 16,419,186
                           ------------   ---------------   ------------------   ----------------   -------------
                           ------------   ---------------   ------------------   ----------------   -------------

SA-4                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT FIVE

STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 1998

                              INTERNATIONAL       DIVIDEND AND
                           OPPORTUNITIES FUND     GROWTH FUND
                               SUB-ACCOUNT        SUB-ACCOUNT
                           -------------------   --------------
ASSETS:
  Investments:
    Hartford
     International
     Opportunities HLS
     Fund, Inc. - Class
     IA
      Shares 11,266,751
      Cost $15,194,582
      Market Value.......      $15,264,838             --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IA
      Shares 15,990,996
      Cost $26,669,300
      Market Value.......        --                $ 34,548,323
    Hartford
     International
     Advisers HLS Fund,
     Inc. - Class IA
      Shares 3,225,562
      Cost $3,675,003
      Market Value.......        --                    --
    Hartford Small
     Company HLS Fund,
     Inc. - Class IA
      Shares 1,889,370
      Cost $2,230,637
      Market Value.......        --                    --
    Hartford MidCap HLS
     Fund, Inc. - Class
     IA
      Shares 589,420
      Cost $711,553
      Market Value.......        --                    --
    Hartford Growth &
     Income HLS Fund -
     Class IA
      Shares 121,170
      Cost $137,178
      Market Value.......        --                    --
    Hartford Global
     Leader HLS Fund -
     Class IA
      Shares 66,905
      Cost $83,010
      Market Value.......        --                    --
    Hartford High Yield
     HLS Fund - Class IA
      Shares 24,179
      Cost $24,824
      Market Value.......        --                    --
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                      12,625
  Receivable from fund
   shares sold...........        --                    --
                           -------------------   --------------
  Total Assets...........       15,264,838           34,560,948
                           -------------------   --------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............               85             --
  Payable for fund shares
   purchased.............        --                      12,341
                           -------------------   --------------
  Total Liabilities......               85               12,341
                           -------------------   --------------
  Net Assets (variable
   life contract
   liabilities)..........      $15,264,753         $ 34,548,607
                           -------------------   --------------
                           -------------------   --------------

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 SA-5
--------------------------------------------------------------------------------

                           INTERNATIONAL        SMALL          MIDCAP        GROWTH AND       GLOBAL           HIGH
                           ADVISERS FUND    COMPANY FUND        FUND        INCOME FUND    LEADERS FUND     YIELD FUND
                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------   -------------   -------------   ------------   -------------   -------------
ASSETS:
  Investments:
    Hartford
     International
     Opportunities HLS
     Fund, Inc. - Class
     IA
      Shares 11,266,751
      Cost $15,194,582
      Market Value.......       --               --              --             --             --               --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IA
      Shares 15,990,996
      Cost $26,669,300
      Market Value.......       --               --              --             --             --               --
    Hartford
     International
     Advisers HLS Fund,
     Inc. - Class IA
      Shares 3,225,562
      Cost $3,675,003
      Market Value.......    $3,724,520          --              --             --             --               --
    Hartford Small
     Company HLS Fund,
     Inc. - Class IA
      Shares 1,889,370
      Cost $2,230,637
      Market Value.......       --            $2,496,074         --             --             --               --
    Hartford MidCap HLS
     Fund, Inc. - Class
     IA
      Shares 589,420
      Cost $711,553
      Market Value.......       --               --           $   848,326       --             --               --
    Hartford Growth &
     Income HLS Fund -
     Class IA
      Shares 121,170
      Cost $137,178
      Market Value.......       --               --              --           $ 143,703        --               --
    Hartford Global
     Leader HLS Fund -
     Class IA
      Shares 66,905
      Cost $83,010
      Market Value.......       --               --              --             --           $  85,985          --
    Hartford High Yield
     HLS Fund - Class IA
      Shares 24,179
      Cost $24,824
      Market Value.......       --               --              --             --             --            $    24,584
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --               --              --             --             --               --
  Receivable from fund
   shares sold...........       --               --              --             --             --               --
                           --------------   -------------   -------------   ------------   -------------   -------------
  Total Assets...........     3,724,520        2,496,074          848,326       143,703         85,985            24,584
                           --------------   -------------   -------------   ------------   -------------   -------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............            34               28                3       --             --               --
  Payable for fund shares
   purchased.............       --               --              --             --             --               --
                           --------------   -------------   -------------   ------------   -------------   -------------
  Total Liabilities......            34               28                3       --             --               --
                           --------------   -------------   -------------   ------------   -------------   -------------
  Net Assets (variable
   life contract
   liabilities)..........    $3,724,486       $2,496,046      $   848,323     $ 143,703      $  85,985       $    24,584
                           --------------   -------------   -------------   ------------   -------------   -------------
                           --------------   -------------   -------------   ------------   -------------   -------------

SA-6                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT FIVE

STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1998

                                         UNITS
                                        OWNED BY        UNIT        CONTRACT
                                      PARTICIPANTS      PRICE      LIABILITY
                                     --------------  -----------  ------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Bond Fund Sub-Account............       4,463,212  $   1.47602  $  6,587,790
  Stock Fund Sub-Account...........      19,524,095     2.893982    56,502,380
  Money Market Fund Sub-Account....      12,223,160     1.231508    15,052,920
  Advisers Fund Sub-Account........      28,214,943     2.307568    65,107,901
  Capital Appreciation Fund
   Sub-Account.....................      22,796,221     2.213318    50,455,286
  Mortgage Securities Fund
   Sub-Account.....................       1,615,347     1.420765     2,295,029
  Index Fund Sub-Account...........       5,822,503     2.819953    16,419,186
  International Opportunities Fund
   Sub-Account.....................      10,257,253     1.488191    15,264,753
  Dividend and Growth Fund
   Sub-Account.....................      13,498,555      2.55943    34,548,607
  International Advisers Fund
   Sub-Account.....................       2,404,789     1.548779     3,724,486
  MidCap Fund Sub-Account..........         644,809      1.31562       848,323
                                                                  ------------
  SUB-TOTAL GROUP SUB-ACCOUNTS.....                                266,806,661
                                                                  ------------
GROUP SUB-ACCOUNTS:
  High Yield Fund Sub-Account......          23,682      1.03809        24,584
  Growth and Income Fund
   Sub-Account.....................         124,853     1.150984       143,703
  Global Leaders Fund
   Sub-Account.....................          65,201     1.318766        85,985
  Small Company Fund Sub-Account...       1,921,287     1.299154     2,496,046
                                                                  ------------
  SUB-TOTAL GROUP SUB-ACCOUNTS.....                                  2,750,318
                                                                  ------------
GRAND TOTAL........................                               $269,556,979
                                                                  ------------
                                                                  ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ---------------------------------------------------- 6
              ----------------------------------------------------

                      [This page intentionally left blank]

SA-8                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT FIVE

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

                             BOND FUND      STOCK FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           -------------   -------------
INVESTMENT INCOME:
  Dividends..............     $310,867      $    425,157
                           -------------   -------------
CAPITAL GAINS INCOME.....      --              1,195,486
                           -------------   -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          337           (29,330)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       62,577        10,654,625
                           -------------   -------------
    Net gain (loss) on
     investments.........       62,914        10,625,295
                           -------------   -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $373,781      $ 12,245,938
                           -------------   -------------
                           -------------   -------------

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 SA-9
--------------------------------------------------------------------------------

                              MONEY                              CAPITAL             MORTGAGE
                           MARKET FUND     ADVISERS FUND    APPRECIATION FUND    SECURITIES FUND     INDEX FUND
                           SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------   ---------------   ------------------   ----------------   -------------
INVESTMENT INCOME:
  Dividends..............    $563,092       $   1,280,919       $  268,384           $139,853         $   132,802
                           ------------   ---------------   ------------------       --------       -------------
CAPITAL GAINS INCOME.....         190           1,465,098        2,761,262            --                  272,547
                           ------------   ---------------   ------------------       --------       -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                  (9,456)          28,295              1,924             (21,988)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --               8,649,288        3,751,151            (25,693)          2,904,724
                           ------------   ---------------   ------------------       --------       -------------
    Net gain (loss) on
     investments.........      --               8,639,832        3,779,446            (23,769)          2,882,736
                           ------------   ---------------   ------------------       --------       -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $563,282       $  11,385,849       $6,809,092           $116,084         $ 3,288,085
                           ------------   ---------------   ------------------       --------       -------------
                           ------------   ---------------   ------------------       --------       -------------

                              INTERNATIONAL
                           OPPORTUNITIES FUND
                               SUB-ACCOUNT
                           -------------------
INVESTMENT INCOME:
  Dividends..............       $  198,529
                           -------------------
CAPITAL GAINS INCOME.....          823,226
                           -------------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           (4,950)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          562,948
                           -------------------
    Net gain (loss) on
     investments.........          557,998
                           -------------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $1,579,753
                           -------------------
                           -------------------

SA-10                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT FIVE

STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1998

                            DIVIDEND AND
                            GROWTH FUND
                            SUB-ACCOUNT
                           --------------
INVESTMENT INCOME:
  Dividends..............    $  544,970
                           --------------
CAPITAL GAINS INCOME.....       871,742
                           --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         1,267
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     2,960,422
                           --------------
    Net gain (loss) on
     investments.........     2,961,689
                           --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $4,378,401
                           --------------
                           --------------

  *  From inception, June 1, 1998, to December 31, 1998.
 **  From inception, September 30, 1998, to December 31, 1998.

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                SA-11
--------------------------------------------------------------------------------

                           INTERNATIONAL        SMALL          MIDCAP         GROWTH AND         GLOBAL             HIGH
                           ADVISERS FUND    COMPANY FUND        FUND         INCOME FUND      LEADERS FUND       YIELD FUND
                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT*     SUB-ACCOUNT**     SUB-ACCOUNT**
                           --------------   -------------   -------------   --------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends..............     $285,452         $--             $      4         $  542            $  101            $ 451
                           --------------   -------------   -------------       ------            ------           ------
CAPITAL GAINS INCOME.....       67,948           17,778         --              --                 2,088           --
                           --------------   -------------   -------------       ------            ------           ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          567           (1,718)         (3,505)            16                 4           --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       13,314          272,458         133,792          6,525             2,975             (240)
                           --------------   -------------   -------------       ------            ------           ------
    Net gain (loss) on
     investments.........       13,881          270,740         130,287          6,541             2,979             (240)
                           --------------   -------------   -------------       ------            ------           ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $367,281         $288,518        $130,291         $7,083            $5,168            $ 211
                           --------------   -------------   -------------       ------            ------           ------
                           --------------   -------------   -------------       ------            ------           ------

  *  From inception, June 1, 1998, to December 31, 1998.
 **  From inception, September 30, 1998, to December 31, 1998.

SA-12                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT FIVE

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998

                             BOND FUND      STOCK FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           -------------   -------------
OPERATIONS:
  Net investment income
   (loss)................    $   310,867    $    425,157
  Capital gains income...       --             1,195,486
  Net realized gain
   (loss) on security
   transactions..........            337         (29,330)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         62,577      10,654,625
                           -------------   -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        373,781      12,245,938
                           -------------   -------------
UNIT TRANSACTIONS:
  Purchases..............         46,311          16,926
  Net transfers..........      3,067,527      13,961,989
  Surrenders for benefit
   payments and fees.....       (107,425)     (1,506,358)
  Net loan activity......        (11,064)       (140,475)
  Cost of insurance......        (33,445)       (260,595)
                           -------------   -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      2,961,904      12,071,487
                           -------------   -------------
  Net increase (decrease)
   in net assets.........      3,335,685      24,317,425
NET ASSETS:
  Beginning of period....      3,252,105      32,184,955
                           -------------   -------------
  End of period..........    $ 6,587,790    $ 56,502,380
                           -------------   -------------
                           -------------   -------------

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                SA-13
--------------------------------------------------------------------------------

                              MONEY                              CAPITAL             MORTGAGE
                           MARKET FUND     ADVISERS FUND    APPRECIATION FUND    SECURITIES FUND     INDEX FUND
                           SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------   ---------------   ------------------   ----------------   -------------
OPERATIONS:
  Net investment income
   (loss)................  $    563,092     $   1,280,919       $   268,384         $  139,853       $    132,802
  Capital gains income...           190         1,465,098         2,761,262           --                  272,547
  Net realized gain
   (loss) on security
   transactions..........       --                 (9,456)           28,295              1,924            (21,988)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --              8,649,288         3,751,151            (25,693)         2,904,724
                           ------------   ---------------   ------------------   ----------------   -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       563,282        11,385,849         6,809,092            116,084          3,288,085
                           ------------   ---------------   ------------------   ----------------   -------------
UNIT TRANSACTIONS:
  Purchases..............    62,062,192            32,794            16,742           --                   10,249
  Net transfers..........   (54,690,953)       15,334,793         4,545,203            589,382          3,377,452
  Surrenders for benefit
   payments and fees.....    (1,724,767)       (1,683,040)       (1,471,654)           (31,118)          (708,786)
  Net loan activity......    (2,052,054)         (407,150)         (324,672)            (8,665)          (138,230)
  Cost of insurance......      (112,624)         (328,975)         (284,868)           (11,916)           (86,318)
                           ------------   ---------------   ------------------   ----------------   -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     3,481,794        12,948,422         2,480,751            537,683          2,454,367
                           ------------   ---------------   ------------------   ----------------   -------------
  Net increase (decrease)
   in net assets.........     4,045,076        24,334,271         9,289,843            653,767          5,742,452
NET ASSETS:
  Beginning of period....    11,007,844        40,773,630        41,165,443          1,641,262         10,676,734
                           ------------   ---------------   ------------------   ----------------   -------------
  End of period..........  $ 15,052,920     $  65,107,901       $50,455,286         $2,295,029       $ 16,419,186
                           ------------   ---------------   ------------------   ----------------   -------------
                           ------------   ---------------   ------------------   ----------------   -------------

                              INTERNATIONAL
                           OPPORTUNITIES FUND
                               SUB-ACCOUNT
                           -------------------
OPERATIONS:
  Net investment income
   (loss)................      $   198,529
  Capital gains income...          823,226
  Net realized gain
   (loss) on security
   transactions..........           (4,950)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          562,948
                           -------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        1,579,753
                           -------------------
UNIT TRANSACTIONS:
  Purchases..............               11
  Net transfers..........        2,336,307
  Surrenders for benefit
   payments and fees.....         (500,386)
  Net loan activity......          (71,420)
  Cost of insurance......          (89,406)
                           -------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        1,675,106
                           -------------------
  Net increase (decrease)
   in net assets.........        3,254,859
NET ASSETS:
  Beginning of period....       12,009,894
                           -------------------
  End of period..........      $15,264,753
                           -------------------
                           -------------------

SA-14                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT FIVE

STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1998

                            DIVIDEND AND
                            GROWTH FUND
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment income
   (loss)................    $    544,970
  Capital gains income...         871,742
  Net realized gain
   (loss) on security
   transactions..........           1,267
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       2,960,422
                           --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       4,378,401
                           --------------
UNIT TRANSACTIONS:
  Purchases..............          10,000
  Net transfers..........       8,163,378
  Surrenders for benefit
   payments and fees.....        (866,498)
  Net loan activity......        (327,128)
  Cost of insurance......        (185,670)
                           --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       6,794,082
                           --------------
  Net increase (decrease)
   in net assets.........      11,172,483
NET ASSETS:
  Beginning of period....      23,376,124
                           --------------
  End of period..........    $ 34,548,607
                           --------------
                           --------------

  *  From inception, June 1, 1998, to December 31, 1998.
 **  From inception, September 30, 1998, to December 31, 1998.

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                SA-15
--------------------------------------------------------------------------------

                           INTERNATIONAL        SMALL          MIDCAP         GROWTH AND         GLOBAL             HIGH
                           ADVISERS FUND    COMPANY FUND        FUND         INCOME FUND      LEADERS FUND       YIELD FUND
                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT*     SUB-ACCOUNT**     SUB-ACCOUNT**
                           --------------   -------------   -------------   --------------   ---------------   ---------------
OPERATIONS:
  Net investment income
   (loss)................    $  285,452       $  --            $      4        $    542          $   101           $   451
  Capital gains income...        67,948           17,778        --              --                 2,088           --
  Net realized gain
   (loss) on security
   transactions..........           567           (1,718)        (3,505)             16                4           --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        13,314          272,458        133,792           6,525            2,975              (240)
                           --------------   -------------   -------------   --------------       -------           -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       367,281          288,518        130,291           7,083            5,168               211
                           --------------   -------------   -------------   --------------       -------           -------
UNIT TRANSACTIONS:
  Purchases..............       --               --             --                1,000            2,000             2,000
  Net transfers..........     1,048,999        1,383,287        645,414         135,859           78,949            22,414
  Surrenders for benefit
   payments and fees.....       (98,488)        (109,974)        (4,632)           (172)            (105)              (29)
  Net loan activity......       (36,658)         (44,570)       (11,492)        --               --                --
  Cost of insurance......       (20,129)         (10,508)        (2,955)            (67)             (27)              (12)
                           --------------   -------------   -------------   --------------       -------           -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       893,724        1,218,235        626,335         136,620           80,817            24,373
                           --------------   -------------   -------------   --------------       -------           -------
  Net increase (decrease)
   in net assets.........     1,261,005        1,506,753        756,626         143,703           85,985            24,584
NET ASSETS:
  Beginning of period....     2,463,481          989,293         91,697         --               --                --
                           --------------   -------------   -------------   --------------       -------           -------
  End of period..........    $3,724,486       $2,496,046       $848,323        $143,703          $85,985           $24,584
                           --------------   -------------   -------------   --------------       -------           -------
                           --------------   -------------   -------------   --------------       -------           -------

  *  From inception, June 1, 1998, to December 31, 1998.
 **  From inception, September 30, 1998, to December 31, 1998.

SA-16                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT FIVE

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                              MONEY
                             BOND FUND      STOCK FUND     MARKET FUND     ADVISERS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           -------------   -------------   ------------   ---------------
OPERATIONS:
  Net investment income
   (loss)................    $   156,755    $    274,037   $    632,382     $     789,490
  Capital gains income...       --               904,272        --              1,045,984
  Net realized gain
   (loss) on security
   transactions..........            894          12,939        --                  3,344
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        118,897       4,902,064        --              4,613,047
                           -------------   -------------   ------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        276,546       6,093,312        632,382         6,451,865
                           -------------   -------------   ------------   ---------------
UNIT TRANSACTIONS:
  Purchases..............             16          50,244     63,908,110           243,543
  Net transfers..........      1,318,984      12,296,285    (62,169,665)       13,868,301
  Surrenders for benefit
   payments and fees.....        (43,171)     (1,275,425)      (393,227)       (1,057,654)
  Net loan activity......        (15,758)        (97,878)    (2,491,658)          (64,323)
  Cost of insurance......        (16,113)       (151,064)      (109,762)         (204,969)
                           -------------   -------------   ------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,243,958      10,822,162     (1,256,202)       12,784,898
                           -------------   -------------   ------------   ---------------
  Net increase (decrease)
   in net assets.........      1,520,504      16,915,474       (623,820)       19,236,763
NET ASSETS:
  Beginning of period....      1,731,601      15,269,481     11,631,664        21,536,867
                           -------------   -------------   ------------   ---------------
  End of Period..........    $ 3,252,105    $ 32,184,955   $ 11,007,844     $  40,773,630
                           -------------   -------------   ------------   ---------------
                           -------------   -------------   ------------   ---------------

  *  From inception, July 15, 1997, to December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 16
              ----------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                SA-17
--------------------------------------------------------------------------------

                                CAPITAL             MORTGAGE                          INTERNATIONAL       DIVIDEND AND
                           APPRECIATION FUND    SECURITIES FUND     INDEX FUND     OPPORTUNITIES FUND     GROWTH FUND
                              SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           ------------------   ----------------   -------------   -------------------   --------------
OPERATIONS:
  Net investment income
   (loss)................      $   190,756         $   79,693       $    116,095       $   108,028         $    324,234
  Capital gains income...        1,971,454           --                  474,812           587,257              328,863
  Net realized gain
   (loss) on security
   transactions..........            4,174                141             (3,017)           (1,502)              (3,678)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        4,126,792             18,347          1,522,964          (918,735)           3,808,104
                           ------------------   ----------------   -------------   -------------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        6,293,176             98,181          2,110,854          (224,952)           4,457,523
                           ------------------   ----------------   -------------   -------------------   --------------
UNIT TRANSACTIONS:
  Purchases..............          103,255           --                       27            40,040                  156
  Net transfers..........       12,570,924            882,852          3,834,337         6,039,925            9,250,118
  Surrenders for benefit
   payments and fees.....       (1,417,215)           (17,802)          (430,212)         (433,918)            (388,933)
  Net loan activity......          (35,024)             4,385            (42,196)          (14,211)            (126,702)
  Cost of insurance......         (204,886)            (7,440)           (51,934)          (63,263)            (107,665)
                           ------------------   ----------------   -------------   -------------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       11,017,054            861,995          3,310,022         5,568,573            8,626,974
                           ------------------   ----------------   -------------   -------------------   --------------
  Net increase (decrease)
   in net assets.........       17,310,230            960,176          5,420,876         5,343,621           13,084,497
NET ASSETS:
  Beginning of period....       23,855,213            681,086          5,255,858         6,666,273           10,291,627
                           ------------------   ----------------   -------------   -------------------   --------------
  End of Period..........      $41,165,443         $1,641,262       $ 10,676,734       $12,009,894         $ 23,376,124
                           ------------------   ----------------   -------------   -------------------   --------------
                           ------------------   ----------------   -------------   -------------------   --------------

                           INTERNATIONAL        SMALL          MIDCAP
                           ADVISERS FUND    COMPANY FUND        FUND
                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           --------------   -------------   -------------
OPERATIONS:
  Net investment income
   (loss)................    $   72,657        $    449        $    82
  Capital gains income...         4,846          44,954         --
  Net realized gain
   (loss) on security
   transactions..........           691            (415)            (2)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         9,052          (7,085)         2,981
                           --------------   -------------   -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        87,246          37,903          3,061
                           --------------   -------------   -------------
UNIT TRANSACTIONS:
  Purchases..............           136         --               1,000
  Net transfers..........     1,063,784         956,329         87,826
  Surrenders for benefit
   payments and fees.....       (57,314)        (12,652)          (110)
  Net loan activity......       (23,857)         (1,427)        --
  Cost of insurance......       (13,409)         (2,262)           (80)
                           --------------   -------------   -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       969,340         939,988         88,636
                           --------------   -------------   -------------
  Net increase (decrease)
   in net assets.........     1,056,586         977,891         91,697
NET ASSETS:
  Beginning of period....     1,406,895          11,402         --
                           --------------   -------------   -------------
  End of Period..........    $2,463,481        $989,293        $91,697
                           --------------   -------------   -------------
                           --------------   -------------   -------------

  *  From inception, July 15, 1997, to December 31, 1997.

            ---------------------------------------------------- 17
              ----------------------------------------------------

SA-18                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                             SEPARATE ACCOUNT FIVE
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1998

 1. ORGANIZATION:

    Separate Account Five (the Account) is a separate investment account within Hartford Life & Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (The Funds) as directed by the contractholders.

 2. SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

    b) SECURITY VALUATION -- The investments in shares of The Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

    c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3. ADMINISTRATION OF THE ACCOUNT AND
   RELATED CHARGES:

    Deduction and Charges -- Certain amounts are deducted from the Contracts, as described below:

    a) COST OF INSURANCE CHARGE -- In accordance with terms of the contracts, the Company makes deductions for costs of insurance to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

    b) MORTALITY AND EXPENSE RISK CHARGES -- The Company will make deductions at a maximum annual rate of 0.90% of the Contract's value for the mortality and expense risks which the Company undertakes. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

    c) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum rate of 4.0% of the Contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the Contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

    d) ADMINISTRATIVE CHARGE -- The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.25% of the Contract's value. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

    e) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 may be deducted from the Contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-1
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1998 and 1997, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 1 of notes to statutory financial statements. When statutory financial statements are presented for purposes other than for filing with a regulatory agency, generally accepted auditing standards require that an auditors' report on them state whether they are presented in conformity with generally accepted accounting principles. The accounting practices used by the Company vary from generally accepted accounting principles as explained and quantified in Note 1.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of the Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998.

However, in our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with statutory accounting practices as described in Note 1.

                                         /s/ Arthur Andersen LLP

Hartford, Connecticut
January 26, 1999

F-2                                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                     ($000)

                                                         AS OF DECEMBER 31,
                                                      -------------------------
                                                         1998          1997
                                                      -----------   -----------
 Assets
   Bonds...........................................   $ 1,453,792   $ 1,501,311
   Common stocks...................................        40,650        64,408
   Mortgage loans..................................        59,548        85,103
   Policy loans....................................        47,212        36,533
   Cash and short-term investments.................       469,955       309,432
   Other invested assets...........................         2,188        20,942
                                                      -----------   -----------
     Total cash and invested assets................     2,073,345     2,017,729
   Investment income due and accrued...............        20,126        15,878
   Premium balances receivable.....................           333           389
   Receivables from affiliates.....................            --         1,269
   Other assets....................................        45,358        22,788
   Separate account assets.........................    32,876,278    23,208,728
                                                      -----------   -----------
     Total Assets..................................   $35,015,440   $25,266,781
                                                      -----------   -----------
                                                      -----------   -----------
 Liabilities
   Aggregate reserves for future benefits..........   $   579,140   $   605,183
   Policy and contract claims......................         5,667         5,672
   Liability for premium and other deposit funds...     2,011,672     1,795,149
   Asset valuation reserve.........................        21,782        13,670
   Payable to affiliates...........................        19,271        20,972
   Other liabilities...............................      (974,882)     (754,393)
   Separate account liabilities....................    32,876,278    23,208,728
                                                      -----------   -----------
     Total liabilities.............................    34,538,928    24,894,981
                                                      -----------   -----------
 Capital and Surplus
   Common stock....................................         2,500         2,500
   Gross paid-in and contributed surplus...........       226,043       226,043
   Unassigned funds................................       247,969       143,257
                                                      -----------   -----------
     Total capital and surplus.....................       476,512       371,800
                                                      -----------   -----------
 Total liabilities, capital and surplus............   $35,015,440   $25,266,781
                                                      -----------   -----------
                                                      -----------   -----------

                 The accompanying notes are an integral part of
                  these statutory basis financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-3
--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                     ($000)

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------
                                                         1998          1997          1996
                                                      -----------   -----------   -----------
 Revenues
   Premiums and annuity considerations.............   $   469,343   $   296,645   $   250,244
   Annuity and other fund deposits.................     2,051,251     1,981,246     1,897,347
   Net investment income...........................       129,982       102,285        98,441
   Commissions and expense allowances on
    reinsurance ceded..............................       444,241       396,921       370,637
   Reserve adjustment on reinsurance ceded.........     3,185,590     3,672,076     3,864,395
   Other revenues..................................       458,190       288,632       161,906
                                                      -----------   -----------   -----------
     Total revenues................................     6,738,597     6,737,805     6,642,970
                                                      -----------   -----------   -----------
 Benefits and expenses
   Death and annuity benefits......................        43,390        66,176        60,194
   Disability and other benefit payments...........         6,114         7,316         6,555
   Surrenders......................................       739,663       454,417       270,165
   Commissions and other expenses..................       666,515       564,077       491,637
   Increase (Decrease) in aggregate reserves for
    future benefits................................       (26,043)       33,213        27,351
   Increase in liability for premium and other
    deposit funds..................................       216,523       640,006       207,156
   Net transfers to separate accounts..............     4,956,007     4,914,980     5,492,964
                                                      -----------   -----------   -----------
     Total benefits and expenses...................     6,602,169     6,680,185     6,556,022
                                                      -----------   -----------   -----------
 Net gain from operations
   Before federal income tax (benefit) expense.....       136,428        57,620        86,948
   Federal income tax (benefit) expense............        35,887       (14,878)       19,360
                                                      -----------   -----------   -----------
 Net gain from operations..........................       100,541        72,498        67,588
   Net realized capital gains, after tax...........         2,085         1,544           407
                                                      -----------   -----------   -----------
 Net income........................................   $   102,626   $    74,042   $    67,995
                                                      -----------   -----------   -----------
                                                      -----------   -----------   -----------

                 The accompanying notes are an integral part of
                  these statutory basis financial statements.

F-4                                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                     ($000)

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------
                                                         1998          1997          1996
                                                      -----------   -----------   -----------
 Common stock,
   Beginning and end of year.......................   $     2,500   $     2,500   $     2,500
                                                      -----------   -----------   -----------
 Gross paid-in and contributed surplus,
   Beginning and end of year.......................   $   226,043   $   226,043   $   226,043
                                                      -----------   -----------   -----------
 Unassigned funds
   Balance, beginning of year......................   $   143,257   $    74,570   $     9,791
   Net income......................................       102,626        74,042        67,995
   Change in net unrealized capital gains (losses)
    on common stocks and other invested assets.....         1,688         2,186        (5,171)
   Change in asset valuation reserve...............        (8,112)       (6,228)          568
   Change in non-admitted assets...................        (1,277)       (1,313)        1,387
   Credit on reinsurance ceded.....................         9,787            --            --
                                                      -----------   -----------   -----------
   Balance, end of year............................   $   247,969   $   143,257   $    74,570
                                                      -----------   -----------   -----------
 Capital and surplus,
   End of year.....................................   $   476,512   $   371,800   $   303,113
                                                      -----------   -----------   -----------
                                                      -----------   -----------   -----------

                 The accompanying notes are an integral part of
                  these statutory basis financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-5
--------------------------------------------------------------------------------

                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                     ($000)

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------
                                                         1998          1997          1996
                                                      -----------   -----------   -----------
 Operations
   Premiums and annuity considerations.............   $ 2,520,655   $ 2,277,874   $ 2,147,627
   Investment income...............................       127,425       101,991       106,178
   Other income....................................     4,092,964     4,381,718     4,396,892
                                                      -----------   -----------   -----------
     Total income..................................     6,741,044     6,761,583     6,650,697
                                                      -----------   -----------   -----------
   Benefits paid...................................       790,051       529,733       338,998
   Federal income taxes (received) paid on
    operations.....................................        25,780       (14,499)       28,857
   Other expenses..................................     5,859,063     5,754,725     6,254,139
                                                      -----------   -----------   -----------
     Total benefits and expenses...................     6,674,894     6,269,959     6,621,994
                                                      -----------   -----------   -----------
     Net cash from operations......................        66,150       491,624        28,703
                                                      -----------   -----------   -----------
 Proceeds from investments
   Bonds...........................................       633,926       614,413       871,019
   Common stocks...................................        34,010        11,481        72,100
   Mortgage loans..................................        85,275            --            --
   Other...........................................           127           152            10
                                                      -----------   -----------   -----------
     Net investment proceeds.......................       753,338       626,046       943,129
                                                      -----------   -----------   -----------
   Taxes paid on capital gains.....................            --            --           936
   Other cash provided.............................         1,269            --        41,998
                                                      -----------   -----------   -----------
     Total proceeds................................       820,757     1,117,670     1,012,894
                                                      -----------   -----------   -----------
 Cost of investments acquired
   Bonds...........................................       586,913       848,267       914,523
   Common stocks...................................         7,012        28,302        82,495
   Mortgage loans..................................        59,702        85,103            --
   Other...........................................         1,168        18,548           130
                                                      -----------   -----------   -----------
     Total investments acquired....................       654,795       980,220       997,148
                                                      -----------   -----------   -----------
 Other cash applied
   Other...........................................         5,439         4,848        12,220
                                                      -----------   -----------   -----------
     Total other cash applied......................         5,439         4,848        12,220
                                                      -----------   -----------   -----------
     Total applications............................       660,234       985,068     1,009,368
                                                      -----------   -----------   -----------
 Net change in cash and short-term investments.....       160,523       132,602         3,526
 Cash and short-term investments, beginning of
  year.............................................       309,432       176,830       173,304
                                                      -----------   -----------   -----------
 Cash and short-term investments, end of year......   $   469,955   $   309,432   $   176,830
                                                      -----------   -----------   -----------
                                                      -----------   -----------   -----------

                 The accompanying notes are an integral part of
                  these statutory basis financial statements.

F-6                                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                               (STATUTORY BASIS)
                               DECEMBER 31, 1998
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

ORGANIZATION

    Hartford Life and Annuity Insurance Company ("ILA" or "the Company"), formerly known as ITT Hartford Life and Annuity Insurance Company, is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"), which is majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"), formerly a wholly owned subsidiary of ITT Corporation ("ITT"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing 18.6% of the equity ownership of HLI. On December 19, 1995, ITT Corporation distributed all the outstanding shares of The Hartford to ITT shareholders of record in an action known herein as the "Distribution". As a result of the Distribution, The Hartford became an independent, publicly traded company. During 1996, ILA re-domesticated from the State of Wisconsin to the State of Connecticut.

    ILA offers a complete line of ordinary and universal life insurance, individual annuities and certain supplemental accident and health benefit coverages.

BASIS OF PRESENTATION

    The accompanying ILA statutory basis financial statements were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC"), the State of Connecticut Department of Insurance and the State of Wisconsin for the 1996 period, as applicable. Certain prior year amounts and balances have been reclassified to conform with current year presentation.

    Current prescribed statutory accounting practices include accounting publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by State Insurance Departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

    Final approval of the NAIC's proposed "Comprehensive Guide" on statutory accounting principles was distributed in 1998. The requirements are effective January 1, 2001, and are not expected to have a material impact on statutory surplus of the Company.

    The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

    Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, premium taxes, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life of the policy for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally, are only recorded for policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders and the retrospective deposit method is used in accounting for universal life and other types of contracts where the payment pattern is irregular or surrender charges are a significant source of profit. The prospective deposit method is used for GAAP purposes where investment margins are the primary source of profit;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used for GAAP financial reporting;

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-7
--------------------------------------------------------------------------------

(4) providing for income taxes based on current taxable income (tax return) only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes;

(5) excluding certain GAAP assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, past due agents' balances and furniture and equipment) from the balance sheet for statutory purposes by directly charging surplus;

(6) establishing accruals for post-retirement and post-employment health care benefits currently, or using a twenty year phase-in approach, whereas GAAP liabilities are recorded upon adoption of the applicable standard;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve); as well as the deferral and amortization of realized gains and losses, motivated by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve); whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;
(8) the reporting of reserves and benefits net of reinsurance ceded, where risk transfer has taken place, whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets; as well as, the accounting for retroactive reinsurance which is immediately charged to surplus for statutory accounting purposes whereas GAAP precludes immediate gain recognition unless the ceding enterprise's liability to its policyholders is extinguished; as well as reinsurance ceded that fails to meet GAAP risk transfer guidelines would result in deposit accounting for GAAP where as for statutory, reserves ceded and assumed would be reflected in the statutory basis statements of operations;

(9) the reporting of fixed maturities at amortized cost, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a component of Stockholder's Equity designated as "Net unrealized capital gains (losses) on securities net of tax". For statutory reporting purposes, Change in Net Unrealized Capital Gains (Losses) on Common Stocks and Other Invested Assets includes the change in unrealized gains (losses) on common stock reported at fair value; and

(10) separate account liabilities are valued on the Commissioner's Annuity Reserve Valuation Method ("CARVM"), with the surplus generated recorded as a liability to the general account (and a contra liability on the balance sheet of the general account), whereas GAAP liabilities are valued at account value.

    As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                         1998          1997          1996
                                     ------------  ------------  ------------
GAAP Net Income....................  $     74,525  $     58,050  $     41,202
Amortization and deferral of policy
 acquisition costs, net............      (331,882)     (345,657)     (341,571)
Change in unearned revenue
 reserve...........................        22,131         4,641        55,504
Deferred taxes.....................         2,476        47,092         2,090
Separate accounts..................       259,287       282,818       306,978
Asset impairments and
 write-downs.......................        17,250            --            --
Benefit reserve adjustment.........        32,759        24,666        (1,013)
Deposit accounting for Lyndon
 reinsurance (Note 3)..............        24,627            --            --
Other, net.........................         1,453         2,432         4,805
                                     ------------  ------------  ------------
Statutory Net Income...............  $    102,626  $     74,042  $     67,995
                                     ------------  ------------  ------------
                                     ------------  ------------  ------------
GAAP Capital and Surplus...........  $    648,097  $    570,469  $    503,887
Deferred policy acquisition
 costs.............................    (1,615,653)   (1,283,771)     (938,114)
Unearned revenue reserve...........       156,920       134,789       130,148
Deferred taxes.....................        68,936        64,522        12,823
Separate accounts..................     1,183,642       924,355       640,101
Asset impairments and
 write-downs.......................        17,250            --            --
Unrealized gains on bonds..........       (26,119)      (21,451)       (7,978)
Benefit reserve adjustment.........        65,029        16,378         7,035
Asset valuation reserve............       (21,782)      (13,670)       (7,442)
Adjustment relating to Lyndon
 contribution (Note 3).............            --       (23,671)      (36,126)
Other, net.........................           192         3,850        (1,221)
                                     ------------  ------------  ------------
Statutory Capital and Surplus......  $    476,512  $    371,800  $    303,113
                                     ------------  ------------  ------------
                                     ------------  ------------  ------------

    As more fully described in Note 3, Lyndon Insurance Company (Lyndon) was contributed to the Company on June 30, 1995. The GAAP net assets contributed exceeded the statutory basis net assets by $41,277 as of December 31, 1995, relating primarily to statutory reserves for future

F-8                                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

benefits, GAAP deposit accounting receivables and deferred tax liabilities. In 1998, the majority of the former Lyndon's assumed business was recaptured by the unaffiliated direct writer.

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

    Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from 2.5% to 8.75% and using CARVM. Accident and health reserves are established using a two year preliminary term method and morbidity tables based on Company experience.

    ILA has established separate accounts to segregate the assets and liabilities of certain annuity contracts that must be segregated from the Company's general assets under the terms of the contracts. The assets consist primarily of marketable securities reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis statements of operations.

INVESTMENTS

    Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a permanent reduction in the value of publicly traded securities occurs, the decrease is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Other invested assets are generally recorded at fair value.

    The Company uses a variety of derivative financial instruments as part of an overall risk management strategy. These instruments, including interest rate and foreign currency swaps, caps, and floors are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on planned investment purchases or existing assets and liabilities. The Company does not hold or issue derivative financial instruments for trading purposes. Derivatives must be designated at inception as a hedge measured for effectiveness both at inception and on an ongoing basis. The Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated.

    Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to net investment income. Should the swap be terminated the gains or losses are adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in net investment income. Interest rate swaps purchased in anticipation of an asset purchase ("anticipatory transaction") are recognized consistent with the underlying asset components such that the settlement component is recognized in the statutory basis statements of operations while the change in market value is recognized as an unrealized gain or loss. Foreign currency swaps are similar to interest rate swaps except there is an initial exchange of principal in two currencies and an agreement to re-exchange the currencies at a future date, at an agreed upon exchange rate.

    Premiums paid on purchased floor or cap agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

    Derivatives used to create a synthetic asset must meet synthetic accounting criteria, including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument they are intended to replicate. Derivatives which fail to meet risk management criteria subsequent to acquisition, are accounted for at fair market value with the impact reflected in the statutory basis statements of operations.

    Open forward commitment contracts are marked to market through surplus. Such contracts are accounted for at settlement by recording the purchase of specified securities at the previously committed price. Gains or losses resulting from termination of the forward commitment contracts before the delivery of the securities are recognized immediately in the statutory basis statements of operations as a component of Net Realized Capital Gains, after tax.

    The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The reserve increased $8,112 and $6,228 in 1998 and 1997, respectively and decreased $(568) in 1996. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-9
--------------------------------------------------------------------------------

of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the mortgage loan or bond sold. The IMR balance as of December 31, 1998 and December 31, 1997 was $452 and $(193), respectively and is reflected in Other Liabilities and as a component of non-admitted assets in Unassigned Funds for each of the years then ended. For the years ended December 31, 1998, 1997 and 1996, amortization of IMR is included in Other Revenues and was $(207), $(85) and $(392), respectively. Realized capital gains and losses, net of taxes not included in IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

OTHER LIABILITIES

    The amount reflected in other liabilities includes a receivable from the separate accounts of $1,187 million and $923 million as of December 31, 1998 and 1997, respectively. The balances are classified in accordance with NAIC prescribed practices.
MORTGAGE LOANS

    Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools.
 2. INVESTMENTS:

(A) COMPONENTS OF NET INVESTMENT INCOME

                                      1998        1997       1996
                                   ----------  ----------  ---------
Interest income from bonds and
 short-term investments..........  $  123,370  $  100,475  $  89,940
Interest income from policy
 loans...........................       3,133       1,958      1,846
Interest and dividends from other
 investments.....................       4,482       1,005      7,864
                                   ----------  ----------  ---------
Gross investment income..........     130,985     103,438     99,650
Less: investment expenses........       1,003       1,153      1,209
                                   ----------  ----------  ---------
Net investment income............  $  129,982  $  102,285  $  98,441
                                   ----------  ----------  ---------
                                   ----------  ----------  ---------

(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                    1998       1997       1996
                                  ---------  ---------  ---------
Gross unrealized capital gains..  $   2,204  $     537  $     713
Gross unrealized capital
 losses.........................     (1,871)    (1,820)    (4,160)
                                  ---------  ---------  ---------
Net unrealized capital
 (losses)/gains.................        333     (1,283)    (3,447)
Balance, beginning of year......     (1,283)    (3,447)     1,724
                                  ---------  ---------  ---------
Change in net unrealized capital
 gains (losses) on Common
 stocks.........................  $   1,616  $   2,164  $  (5,171)
                                  ---------  ---------  ---------
                                  ---------  ---------  ---------

(C) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                   1998       1997        1996
                                ----------  ---------  ----------
Gross unrealized capital
 gains........................  $   10,905  $  23,357  $   11,821
Gross unrealized capital
 losses.......................        (833)    (1,906)     (3,842)
                                ----------  ---------  ----------
Net unrealized capital
 gains........................      10,072     21,451       7,979
Balance, beginning of year....      21,451      7,979      20,877
                                ----------  ---------  ----------
Change in net unrealized
 capital gains on bonds and
 short-term investments.......  $  (11,379) $  13,472  $  (12,898)
                                ----------  ---------  ----------
                                ----------  ---------  ----------

(D) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                        1998       1997       1996
                                      ---------  ---------  ---------
Bonds and short-term investments....  $   1,314  $    (120) $   2,756
Common stocks.......................      1,624         --         --
Real estate and other...............         (1)       114         --
                                      ---------  ---------  ---------
Realized capital (losses) gains.....      2,937         (6)     2,756
Capital gains (benefit) tax.........         --       (831)       936
                                      ---------  ---------  ---------
Net realized capital gains..........      2,937        825      1,820
Amounts transferred to IMR..........        852       (719)     1,413
                                      ---------  ---------  ---------
Net realized capital gains..........  $   2,085  $   1,544  $     407
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

(E) OFF-BALANCE SHEET INVESTMENTS

    The Company had no significant financial instruments with off-balance sheet risk as of December 31, 1998.

(F) CONCENTRATION OF CREDIT RISK

    The Company has invested in securities of a single issuer, Bankers Trust Corporation, in an amount greater than 10% of the Company's statutory capital and surplus. The statement value of this investment was $105,221 as of December 31, 1998. The NAIC ratings on these holdings were 1z and 2. Excluding this and U.S. government and government agency investments, the Company had no other significant concentrations of credit risk as of December 31, 1998.

F-10                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

(G) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                         1998
                                                                   ------------------------------------------------
                                                                                 GROSS        GROSS
                                                                   AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
                                                                      COST       GAINS        LOSSES     FAIR VALUE
                                                                   ----------  ----------   ----------   ----------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored....................................  $    4,982   $    35       $  (2)     $    5,015
  -- Guaranteed and sponsored -- asset-backed....................      75,615        --          --          75,615
States, municipalities and political subdivisions................      10,402       415          --          10,817
International governments........................................       7,466       568          --           8,034
Public utilities.................................................      94,475     1,330         (39)         95,766
All other corporate..............................................     607,679     8,473        (792)        615,360
All other corporate -- asset-backed..............................     505,900        --          --         505,900
Short-term investments...........................................     343,783        --          --         343,783
Certificates of deposit..........................................     130,216        84          --         130,300
Parents, subsidiaries and affiliates.............................     117,057        --          --         117,057
                                                                   ----------  ----------   ----------   ----------
Total bonds and short-term investments...........................  $1,897,575   $10,905       $(833)     $1,907,647
                                                                   ----------  ----------   ----------   ----------
                                                                   ----------  ----------   ----------   ----------

                                                                                 GROSS        GROSS
                                                                               UNREALIZED   UNREALIZED   ESTIMATED
                                                                     COST        GAINS        LOSSES     FAIR VALUE
                                                                   ---------   ----------   ----------   ----------
    Common stock -- unaffiliated.................................   $ 4,933      $  290      $   (50)     $ 5,173
    Common stock -- affiliated...................................    35,384       1,914       (1,821)      35,477
                                                                   ---------   ----------   ----------   ----------
    Total common stocks..........................................   $40,317      $2,204      $(1,871)     $40,650
                                                                   ---------   ----------   ----------   ----------
                                                                   ---------   ----------   ----------   ----------

                                                                                         1997
                                                                   ------------------------------------------------
                                                                                 GROSS        GROSS
                                                                   AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
                                                                      COST       GAINS        LOSSES     FAIR VALUE
                                                                   ----------  ----------   ----------   ----------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored....................................  $   11,114   $    55      $   (51)    $   11,118
  -- Guaranteed and sponsored -- asset-backed....................      55,506     1,056         (269)        56,293
States, municipalities and political subdivisions................      26,404       329           --         26,733
International governments........................................       7,609       500           --          8,109
Public utilities.................................................      73,024       754         (132)        73,646
All other corporate..............................................     517,715    14,110         (704)       531,121
All other corporate -- asset-backed..............................     630,069     5,005         (739)       634,335
Short-term investments...........................................     277,330        33           (8)       277,355
Certificates of deposit..........................................      93,770     1,515           (3)        95,282
Parents, subsidiaries and affiliates.............................      86,100        --           --         86,100
                                                                   ----------  ----------   ----------   ----------
Total bonds and short-term investments...........................  $1,778,641   $23,357      $(1,906)    $1,800,092
                                                                   ----------  ----------   ----------   ----------
                                                                   ----------  ----------   ----------   ----------

                                                                                 GROSS        GROSS
                                                                               UNREALIZED   UNREALIZED   ESTIMATED
                                                                     COST        GAINS        LOSSES     FAIR VALUE
                                                                   ---------   ----------   ----------   ----------
    Common stock -- unaffiliated.................................   $30,307       $537       $    --      $30,844
    Common stock -- affiliated...................................    35,384         --        (1,820)      33,564
                                                                   ---------     -----      ----------   ----------
    Total common stocks..........................................   $65,691       $537       $(1,820)     $64,408
                                                                   ---------     -----      ----------   ----------
                                                                   ---------     -----      ----------   ----------

    The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 1998 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collaterialized mortgage obligations, are distributed to maturity year based on ILA's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                      AMORTIZED     ESTIMATED
             MATURITY                    COST       FAIR VALUE
-----------------------------------  ------------  ------------
One year or less...................  $    788,845  $    792,826
Over one year through five years...       689,025       692,811
Over five years through ten
 years.............................       308,661       310,357
Over ten years.....................       111,044       111,653
                                     ------------  ------------
Total..............................  $  1,897,575  $  1,907,647
                                     ------------  ------------
                                     ------------  ------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 F-11
--------------------------------------------------------------------------------

    Proceeds from sales and maturities of investments in bonds and short-term investments during 1998, 1997 and 1996 were $1,354,563, $1,435,820 and
$1,139,073, respectively, resulting in gross realized gains of $1,705, $964 and $3,675, respectively, and gross realized losses of $391, $1,084 and $919, respectively, before transfers to IMR.

(H) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS (IN MILLIONS):

                                                1998                        1997
                                     --------------------------  --------------------------
                                       CARRYING     ESTIMATED      CARRYING     ESTIMATED
                                        AMOUNT      FAIR VALUE      AMOUNT      FAIR VALUE
                                     ------------  ------------  ------------  ------------
ASSETS
  Bonds and short-term
   investments.....................  $     1,898   $     1,908   $     1,779   $     1,800
  Common stocks....................           41            41            64            64
  Policy loans.....................           47            47            37            37
  Mortgage loans...................           60            60            85            85
  Other invested assets............            2             2            21            21
LIABILITIES
  Liabilities on investment
   contracts.......................  $     2,053   $     2,129   $     1,911   $     1,835

    The estimated fair value of bonds and short-term investments was determined by the Company primarily using NAIC market values. The carrying amounts for policy loans approximates fair value. The fair value of mortgage loans was determined by discounting future expected cash flows using interest rates currently being offered for similar loans. The fair value of liabilities on investment contracts is determined by forecasting future cash flows and discounting the forecasted cash flows at current market interest rates.

 3. AGGREGATE RESERVES FOR FUTURE BENEFITS

    The Company's existing reserves consist of life, health, annuity and supplementary contracts. The Company cedes and assumes insurance to and from non-affiliated insurers in order to limit its maximum loss. Such transfers do not relieve the Company or the unaffiliated reinsured of their primary liabilities. The Company cedes to RGA Reinsurance Company and its affiliate Employers Reassurance Corporation, on a modified coinsurance basis, 80% of the variable annuity business written since 1994 and 100% of the variable life and variable universal life excess sales load refund obligation effective 1998. There were no material reinsurance recoverables from reinsurers outstanding as of, and for the years ended, December 31, 1998 and 1997.

    A summary of reinsurance information as of and for the years ended December 31, follows:

1998                                    DIRECT       ASSUMED        CEDED          NET
-----------------------------------  ------------  ------------  ------------  ------------
Premium and Annuity
 Considerations....................  $    483,328  $     24,954  $    (38,939) $    469,343
Death, Annuity, Disability and
 Other Benefits....................  $     64,331  $      1,574  $    (16,401) $     49,504
Surrenders.........................  $    739,663  $         --  $         --  $    739,663
Aggregate Reserves for Future
 Benefits..........................  $    713,425  $         --  $   (134,285) $    579,140
Policy and Contract Claims.........  $      5,895  $         85  $       (313) $      5,667


1997                                    DIRECT       ASSUMED        CEDED          NET
-----------------------------------  ------------  ------------  ------------  ------------
Premium and Annuity
 Considerations....................  $    266,427  $     51,630  $    (21,412) $    296,645
Death, Annuity, Disability and
 Other Benefits....................  $     79,779  $        839  $     (7,126) $     73,492
Surrenders.........................  $    454,417  $         --  $         --  $    454,417
Aggregate Reserves for Future
 Benefits..........................  $    651,820  $         --  $    (46,637) $    605,183
Policy and Contract Claims.........  $      5,861  $        157  $       (346) $      5,672

1996                                    DIRECT       ASSUMED        CEDED          NET
-----------------------------------  ------------  ------------  ------------  ------------
Premium and Annuity
 Considerations....................  $    226,612  $     33,817  $    (10,185) $    250,244
Death, Annuity, Disability and
 Other Benefits....................  $     34,950  $     35,138  $     (3,339) $     66,749
Surrenders.........................  $    270,165  $         --  $         --  $    270,165

    In connection with the distribution described in Note 1, on June 30, 1995, the assets of Lyndon were contributed to the Company. The statutory basis assets in excess of statutory basis liabilities was approximately $112 million and was reflected as an increase in Gross Paid-In and Contributed Surplus at December 31, 1995. In 1998, the majority of former Lyndon's assumed business was recaptured by the unaffiliated direct writer. A ceding commission of $25,622 and change in reserve of $26,404 for the year ended December 31, 1998, is reflected in Other Revenue and Increase/(Decrease) in Aggregate Reserves for Future Benefits in the statutory basis statements of operations, respectively.

F-12                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

    Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 1998 (including general and separate account liabilities) are as follows:

                                                          % OF
SUBJECT TO DISCRETIONARY WITHDRAWAL:        AMOUNT        TOTAL
---------------------------------------  -------------  ---------
With market value adjustment...........  $       4,563       0.0%
At book value less current surrender
 charge of 5% or more..................      1,378,056       4.1%
At market value........................     31,087,511      93.8%
                                         -------------  ---------
Total with adjustment or at market
 value.................................     32,470,130      97.9%
At book value without adjustment
 (minimal or no charge or
 adjustment)...........................        665,159       2.0%
Not subject to discretionary
 withdrawal............................         19,739       0.1%
                                         -------------  ---------
Reinsurance ceded......................     33,155,028
    Total, net.........................  $  33,155,028
                                         -------------
                                         -------------

 4. RELATED PARTY TRANSACTIONS:

    Transactions between the Company and its affiliates within The Hartford relate principally to tax settlements, reinsurance, rental and service fees, capital contributions and payments of dividends. The Company has also invested in bonds of its affiliates, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, ITT Hartford Life, LTD.

 5. FEDERAL INCOME TAXES:

    The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

    As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the consolidated group of which The Hartford is the common parent. It is the intention of The Hartford and its non-life subsidiaries to file a single consolidated Federal income tax return. The life insurance companies will file a separate consolidated Federal income tax return. Federal income taxes (received) paid by the Company for operations and capital gains were $25,780, $(14,499) and $29,793 in 1998, 1997 and 1996, respectively. The effective tax rate was 26%, (26)% and 22% in 1998, 1997 and 1996, respectively.

    The Company is currently under audit by the Internal Revenue Service (IRS) for the three year tax period ending 1995. The audit is not yet complete. As of December 31, 1998, the Company does not currently expect any material adjustments to arise from this audit.

    The following schedule provides a reconciliation of the tax provision at the U.S. Federal Statutory rate to Federal income tax (benefit) expense (in millions):

                                              1998       1997       1996
                                            ---------  ---------  ---------
Tax provision at U.S. Federal statutory
 rate.....................................  $      48  $      20  $      30
Tax deferred acquisition costs............         25         25         27
Statutory to tax reserve differences......          8          1         --
Unrealized gain on separate accounts......        (41)       (44)       (21)
Investments and other.....................         (4)       (17)       (17)
                                            ---------  ---------  ---------
Federal income tax (benefit) expense......  $      36  $     (15) $      19
                                            ---------  ---------  ---------
                                            ---------  ---------  ---------

 6.CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

    The maximum amount of dividends which can be paid, without prior approval, by State of Connecticut insurance companies to shareholders is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1998, 1997 and 1996. The amount available for dividend in 1999 is $100,541.

 7. PENSION PLANS AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

    HLI's employees are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. HLI's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of affiliated group pension contracts. The cost to HLI was approximately $9,000 in 1998 and $7,000 in both 1997 and 1996.

    HLI also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of HLI's employees may become eligible for these benefits upon retirement. HLI's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average company contributions. HLI has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 F-13
--------------------------------------------------------------------------------

benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1998, 1997 and 1996.

    The assumed rate in the per capita cost of health care (the health care trend rate) was 7.8% for 1998, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

 8. SEPARATE ACCOUNTS:

    The Company maintains separate account assets and liabilities totaling $32.9 billion and $23.2 billion as of December 31, 1998 and 1997, respectively. Separate account assets are reported at fair value and separate account liabilities are determined in accordance with CARVM, which approximates the market value less applicable surrender charges. Separate account assets are segregated from other investments, the policyholder assumes the investment risk, and the investment income and gains and losses accrue directly to the policyholder. Separate account management fees, net of minimum guarantees, were $360 million, $252 million and $144 million in 1998, 1997 and 1996, respectively, and are recorded as a component of other revenues on the statutory basis statements of operations.

 9. COMMITMENTS AND CONTINGENCIES:

    As of December 31, 1998, the Company had no material contingent liabilities, nor had the Company committed any surplus funds for any contingent liabilities or arrangements. The Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for potential losses and costs of defense, will have a material adverse effect on the statutory capital and surplus of the Company.

    As discussed in Note 5, issues may potentially be raised by the IRS in future audits of open years. Management does not believe that possible audit adjustments will have a material effect on the statutory capital and surplus of the Company.

    Under insurance guaranty fund laws in each state, insurers licensed to do business can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The amount of any future assessments on ILA under these laws cannot be reasonably estimated. Most of the laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. Additionally, guaranty fund assessments are used to reduce state premium taxes paid by the Company in certain states. ILA paid guaranty fund assessments of $1,043, $1,544 and $1,262 in 1998, 1997 and 1996, respectively. ILA incurred guaranteed fund expense of $548 in 1998, 1997 and 1996.

                                       PART C

                                 OTHER INFORMATION

Item 27.  Exhibits

     (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

     (b)  Not Applicable.

     (b)  Principal Underwriting Agreement.(2)

     (c)  Form of Modified Single Premium Variable Life Insurance Policy.(1)

     (d) Form of Application for Modified Single Premium Variable Life Insurance Policies.(1)

     (f)  Certificate of Incorporation of Hartford(3) and Bylaws of Hartford.(2)

     (g)  Form of Reinsurance Contract.

     (h)  Form of Participation Agreement.

     (i)  Not Applicable.

     (j)  Not Applicable.

     (k) Opinion and consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

     (l)  Opinion and Consent of Michael R. Winterfield, FSA, MAAA.

_______________

(1) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 33-83650, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-83650, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on May 1, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 333-36349, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on August 4, 1998.

     (m)  Not Applicable.

     (n)  Consent of Arthur Andersen LLP, Independent Public Accountants.

     (o)  No financial statement will be omitted.

     (p)  Not Applicable.

     (q)  Memorandum describing transfer and redemption procedures.(1)

     (r)  Power of Attorney.

     (s)  Organizational Chart.


Item 28.  Officers and Directors.

-------------------------------------------------------------------------------
 NAME, AGE                      POSITION WITH HARTFORD
-------------------------------------------------------------------------------
 Wendell J. Bossen              Vice President
-------------------------------------------------------------------------------
 Gregory A. Boyko               Senior Vice President, Director*
-------------------------------------------------------------------------------
 Peter W. Cummins               Senior Vice President
-------------------------------------------------------------------------------
 Timothy M. Fitch               Vice President & Actuary
-------------------------------------------------------------------------------
 Mary Jane B. Fortin            Vice President & Chief Accounting Officer
-------------------------------------------------------------------------------
 David T. Foy                   Senior Vice President & Treasurer
-------------------------------------------------------------------------------
 Lynda Godkin                   Senior Vice President, General Counsel, and
                                Corporate Secretary, Director*
-------------------------------------------------------------------------------
 Lois W. Grady                  Senior Vice President
-------------------------------------------------------------------------------
 Stephen T. Joyce               Vice President
-------------------------------------------------------------------------------
 Michael D. Keeler              Vice President
-------------------------------------------------------------------------------
 Robert A. Kerzner              Senior Vice President
-------------------------------------------------------------------------------
 Thomas M. Marra                Executive Vice President, Director*
-------------------------------------------------------------------------------
 Steven L. Matthiesen           Vice President
-------------------------------------------------------------------------------
 Craig R. Raymond               Senior Vice President and Chief Actuary
-------------------------------------------------------------------------------
 Lowndes A. Smith               President and Chief Executive Officer,
                                Director*
-------------------------------------------------------------------------------
 David M. Znamierowski          Senior Vice President, Director*
-------------------------------------------------------------------------------


    Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.


____________
    *  Denotes  Board of Directors of Hartford.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit (s).

Item 30:  Indemnification

Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.


The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful. Conn. Gen. Stat. Section 33-771(a). Additionally, pursuant to Conn. Gen. Stat.
Section 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they become subject by reason of being or having been employees or officers of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.


The foregoing statements are specifically made subject to the detailed provisions of Section 33-770 et seq.

Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify only a director that was successful on the merits in a suit, under
Article VIII, Section 2 of the Registrant's bylaws, the Registrant must indemnify both directors and officers of the Registrant who are parties or threatened to be parties to a legal proceeding by reason of his being or having been a director or officer of the Registrant for any expenses if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company, and with respect to criminal proceedings, had no reason to believe his conduct was unlawful. Unless otherwise mandated by a court, no indemnification shall be made if such officer or director is adjudged to be liable for negligence or misconduct in the performance of his duty to the Registrant.

Additionally, the directors and officers of Hartford and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Principal Underwriters

     (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One
     Hartford Life Insurance Company - Separate Account Two
     Hartford Life Insurance Company - Separate Account Two (DC Variable
      Account I)
     Hartford Life Insurance Company - Separate Account Two (DC Variable
      Account II)
     Hartford Life Insurance Company - Separate Account Two (QP Variable
      Account)
     Hartford Life Insurance Company - Separate Account Two (Variable
      Account "A")
     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)
     Hartford Life Insurance Company - Putnam Capital Manager Trust Separate Account
     Hartford Life Insurance Company - Separate Account Three
     Hartford Life Insurance Company - Separate Account Five
     Hartford Life Insurance Company - Separate Account Seven
     Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Putnam Capital Manager
      Trust Separate Account Two
     Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Alpine Life Insurance Company VA - Separate Account One
     Alpine Life Insurance Company VL - Separate Account Two
     American Maturity Life Insurance Company - Separate Account AMLVA
     Royal Life Insurance Company of America VA - Separate Account One
     Royal Life Insurance Company of America VL - Separate Account Two

(b)  Directors and Officers of HSD

     Name and Principal                Positions and Offices
      Business Address                   With  Underwriter
     ------------------                ----------------------
     Lowndes A. Smith         President and Chief Executive Officer, Director
     Thomas M. Marra          Executive Vice President, Director
     Robert A. Kerzner        Executive Vice President
     Lynda Godkin             Senior Vice President, General Counsel and
                              Corporate Secretary, Director
     Peter W. Cummins         Senior Vice President
     David T. Foy             Treasurer
     George R. Jay            Controller


Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.


Item 32.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33.  Management Services

All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34.   Representation of Reasonableness of Fees

Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                     SIGNATURES
                                     ----------

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on the day of April 12, 1999.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT FIVE
(Registrant)

*By: David T. Foy                           *By:   /s/ Marianne O'Doherty
     -------------------------------               ---------------------------
     David T. Foy, Senior Vice                     Marianne O'Doherty
     President & Treasurer                         Attorney-In-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

*By: David T. Foy
     --------------------------------
     David T. Foy, Senior Vice
     President & Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Gregory A. Boyko, Senior Vice President, Director*
Lynda Godkin, Senior Vice President, General      *By: /s/ Marianne O'Doherty
 Counsel, & Corporate Secretary, Director*             ----------------------
Thomas M. Marra, Executive Vice                        Marianne O'Doherty
 President, Director *                                 Attorney-In-Fact
Lowndes A. Smith, President,
   Chief Executive Officer, Director *
David M. Znamierowski, Senior Vice President,          Dated: April 12, 1999
   Director*

                                   EXHIBIT INDEX

1.1  Form of Reinsurance Contract.

1.2  Form of Participation Agreement.

1.3 Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

1.4  Opinion and Consent of Michael R. Winterfield, FSA, MAAA.

1.5  Consent of Arthur Andersen LLP, Independent Public Accountants.

1.6  Power of Attorney.

1.7  Organizational Chart.